Prospectus

July 1, 2010 and July 12, 2010, as amended September 1, 2010

Administrator Class

Wells Fargo Advantage Funds® - Money Market Funds

California Municipal Money Market Fund
– WCMXX
Cash Investment Money Market Fund
– WFAXX
Government Money Market Fund
– WGAXX
Heritage Money Market Fund
– SHMXX
Municipal Cash Management Money Market Fund
- WUCXX
National Tax-Free Money Market Fund
– WNTXX
Treasury Plus Money Market Fund
– WTPXX
100% Treasury Money Market Fund
– WTRXX

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Fund Summaries

A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Funds

Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

Organization and Management of the Funds

Information about the Funds' organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

California Municipal Money Market Fund Summary

Investment Objective

The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.39%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$97
5 Years	$190
10 Years	$465

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

California Municipal Securities Risk. California is experiencing extreme economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (Incepted on June 30, 2010)1

Highest Quarter: 4th Quarter 2000	+0.87%
Lowest Quarter: 4th Quarter 2009	+0.03%
Year-to-date total return as of 3/31/2010 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/30/2010	0.27%	2.06%	1.80%
1.	Performance shown for the Administrator Class reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and lower than those of the Administrator Class shares. If the expenses of the Administrator Class had been included, returns would be lower. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Cash Investment Money Market Fund Summary

Investment Objective

The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.35%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$36
3 Years	$115
5 Years	$201
10 Years	$455

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (incepted on July 31, 2003)

Highest Quarter: 4th Quarter 2000	+1.58%
Lowest Quarter: 4th Quarter 2009	+0.01%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/31/2003	0.39%	3.17%	2.94%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Government Money Market Fund Summary

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.35%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$36
3 Years	$117
5 Years	$206
10 Years	$466

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (incepted on July 31, 2003)

Highest Quarter: 4th Quarter 2000	+1.54%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/31/2003	0.07%	2.92%	2.76%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Heritage Money Market Fund Summary

Investment Objective

The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.35%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$36
3 Years	$113
5 Years	$199
10 Years	$452

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (Incepted on June 29, 1995)

Highest Quarter: 4th Quarter 2000	+1.60%
Lowest Quarter: 4th Quarter 2009	+0.01%
Year-to-date total return as of 3/31/2010 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/29/1995	0.36%	3.14%	2.92%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Cash Management Money Market Fund Summary

Investment Objective

The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$97
5 Years	$183
10 Years	$437

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (Incepted on July 9, 2010)1

Highest Quarter: 2nd Quarter 2000	+1.13%
Lowest Quarter: 4th Quarter 2009	+0.05%
Year-to-date total return as of 3/31/2010 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/9/2010	0.54%	2.47%	2.33%
1.	Performance shown for the Administrator Class reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and lower than those of the Administrator Class shares. If the expenses of the Administrator Class had been included, returns would be lower.

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.38%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.30%
1.	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$114
5 Years	$205
10 Years	$473

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (incepted on April 11, 2005)

Highest Quarter: 4th Quarter 2000	+1.54%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	4/11/2005	0.26%	2.19%	1.99%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.35%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$36
3 Years	$117
5 Years	$206
10 Years	$466

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (incepted on March 31, 2008)

Highest Quarter: 4th Quarter 2000	+1.54%
Lowest Quarter: 2nd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	3/31/2008	0.01%	2.70%	2.63%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.30%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$97
5 Years	$228
10 Years	$613

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (incepted on June 30, 2010)1

Highest Quarter: 4th Quarter 2000	+1.45%
Lowest Quarter: 1st Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/30/2010	0.03%	2.46%	2.41%
1.	Performance shown for the Administrator Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be higher.

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone.The objective and strategies description for each Fund tells you:what the Fund is trying to achieve;

  what the Fund is trying to achieve;

    how we intend to invest your money; and

      what makes the Fund different from the other Funds offered in this Prospectus.

      This section also provides a summary of each Fund's principal investment policies and practices.Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Government Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Plus Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policy of the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

      Principal Risk Factors

      This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

      About Wells Fargo Advantage Money Market Funds
       All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

      Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S.Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

        Each Fund will seek to maintain a net asset value of $1.00 per share.

          Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

            The dollar-weighted average maturity of each Fund will be 60 days or less.

              The dollar-weighted average final maturity of each Fund will be 120 days or less.

                Each Fund will invest only in U.S. dollar-denominated securities.

                Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

                In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

                Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

                California Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Administrator Class	Ticker: WCMXX	Fund Number: 3724

                Investment Objective

                The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

                Principal Investments

                Under normal circumstances, we invest:

                  exclusively in high-quality, short-term money market instruments; and

                    at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                    We may also invest:

                      any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

                      Principal Investment Strategies

                      We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

                      We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                      We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

California Municipal Securities Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Cash Investment Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/14/1987
Administrator Class	Ticker: WFAXX	Fund Number: 946

                      Investment Objective

                      The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

                      Principal Investment Strategies

                      We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S.Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Government Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Administrator Class	Ticker: WGAXX	Fund Number: 947

                      Investment Objective

                      The Government Money Market Fund seeks current income, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

                      Principal Investment Strategies

                      We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

                      Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S. Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Heritage Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/29/1995
Administrator Class	Ticker: SHMXX	Fund Number: 3229

                      Investment Objective

                      The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

                      Principal Investment Strategies

                      We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S. Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Municipal Cash Management Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/20/1996
Administrator Class	Ticker: WUCXX	Fund Number: 3752

                      Investment Objective

                      The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest:

                        exclusively in high-quality, short-term money market instruments; and

                          at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                          We may also invest:

                            any amount in securities that pay interest subject to federal AMT.

                            Principal Investment Strategies

                            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                            We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to regular federal income tax.

                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                            The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                            Principal Risk Factors

                            The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                            National Tax-Free Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Administrator Class	Ticker: WNTXX	Fund Number: 3710

                            Investment Objective

                            The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

                            Principal Investments

                            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

                            Principal Investment Strategies

                            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                            We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                            The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                            Principal Risk Factors

                            The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                            Treasury Plus Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Administrator Class	Ticker: WTPXX	Fund Number: 3720

                            Investment Objective

                            The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

                            Principal Investments

                            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

                            Principal Investment Strategies

                            We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

                            Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                            Principal Risk Factors

                            The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk

                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                            100% Treasury Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	12/3/1990
Administrator Class	Ticker: WTRXX	Fund Number: 3722

                            Investment Objective

                            The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

                            Principal Investments

                            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

                            Principal Investment Strategies

                            We actively manage a portfolio of short-term obligations issued by the U.S. Treasury.

                            Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                            Principal Risk Factors

                            The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk

                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                            Description of Principal Investment Risks

                            Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                            California Municipal Securities Risk
                             Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California is experiencing extreme economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. The economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

                            Counter-Party Risk
                            When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                            Debt Securities Risk
                            Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                            Foreign Investment Risk
                            Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                            Issuer Risk
                            The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                            Management Risk
                            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                            Market Risk
                            The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                            Money Market Fund Risk
                             Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

                            Municipal Securities Risk
                            Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

                            Regulatory Risk
                            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments will impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

                            U.S. Government Obligations Risk
                            U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                            Portfolio Holdings Information

                            A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                            Organization and Management of the Funds

                            About Wells Fargo Funds Trust

                            The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                            The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                            The Investment Adviser

                            Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco,CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund, except the Municipal Cash Management Money Market Fund, is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2009.

                            For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a percentage of average daily net assets
Wells Fargo Advantage California Municipal Money Market Fund	0.12%
Wells Fargo Advantage Cash Investment Money Market Fund	0.00%
Wells Fargo Advantage Government Money Market Fund	0.00%
Wells Fargo Advantage Heritage Money Market Fund	0.00%
Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	0.11%
Wells Fargo Advantage National Tax-Free Money Market Fund	0.03%
Wells Fargo Advantage Treasury Plus Money Market Fund	0.13%
Wells Fargo Advantage 100% Treasury Money Market Fund	0.28%
1.	Reflects the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor.

                            Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                            For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                            Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                            These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                            The Sub-Adviser

                            The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

                            Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                            Dormant Multi-Manager Arrangement

                            The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund and Municipal Cash Management Money Market Fund. Under this arrangement, each Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a subadvisory agreement with a sub-adviser.

                            Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.
                             Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                            Compensation to Dealers and Shareholders Servicing Agents

                            Shareholder Servicing Plan
                            The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.10% of its average daily net assets for its Administrator Class shares. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                            Additional Payments to Dealers
                             In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                            In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                            Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                            The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                            The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                            More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                            Pricing Fund Shares

                            The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

                            We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Cash Investment Money Market Government Money Market Heritage Money Market Treasury Plus Money Market	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
California Municipal Money Market Municipal Cash Management Money Market National Tax-Free Money Market	10:00a.m., 12:00p.m. and 4:00p.m. (ET)
100% Treasury Money Market	10:00a.m., 12:00p.m., 1:00p.m., and 4:00p.m. (ET)

                            Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

                            Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

                            The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                            How to Buy Shares

                            Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

                            Special Considerations When Investing Through Financial Intermediaries:
                             If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                              Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

                                  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                    Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                    All Investors Should Understand the Following:

                                      U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

                                        Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                          Trade Requests. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

                                          How to Buy Shares Directly:
                                           Administrator Class shares are also available for purchase directly from Wells Fargo Advantage Funds. Please refer to the following section for details on how to directly purchase Administrator Class shares of the Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts

                                          Institutions and other investors are required to make a minimum initial investment of $1,000,000 per Fund. There are no minimum subsequent investment requirements.The minimum initial investment may be waived or reduced in certain situations. Please see the Statement of Additional Information for details on minimum initial investment waivers.

No minimum
Buying Shares	Opening an Account	Adding to an Account
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.
By Mail

                                            Complete and sign your account application.

                                            Mail the application with your check made payable to the Fund to Investor Services at:

                                            Regular Mail
                                            Wells Fargo Advantage Funds
                                            P.O. Box 8266
                                            Boston,MA 02266-8266

                                            Overnight Only
                                            Wells Fargo Advantage Funds
                                            c/o Boston Financial Data Services
                                            30 Dan Road
                                            Canton,MA 02021-2809

                                              Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

                                              Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

                                              A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

                                                Complete, sign and mail your account application (refer to the section on buying shares by mail)

                                                Provide the following instructions to your financial institution:

                                                State Street Bank & Trust
                                                Boston, MA
                                                Bank Routing Number:ABA 011000028
                                                Wire Purchase Account: 9905-437-1
                                                Attention: Wells Fargo Advantage Funds
                                                                  (Name of Fund, Account
                                                                  Number and any applicable
                                                                  share class)
                                                                  Account Name: Provide your
                                                                  name as registered on the
                                                                  Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
By Internet

                                                A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

                                                  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

                                                  Subsequent online purchases have a minimum of $100 and a maximum of $100,000.You may be eligible for an exception to this maximum.Please call Investor Services at 1-800-222-8222 for more information.

                                                  General Notes for Buying Shares

                                                    Minimum Investments. Institutions and other investors are required to make a minimum initial investment of $1,000,000. There are no minimum subsequent investment requirements. The minimum initial investment may be waived or reduced in certain situations. Please see the Statement of Additional Information for details on minimum initial investment waivers.

                                                    Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

                                                      Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

                                                        No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

                                                          Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                            Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
California Municipal Money Market Municipal Cash Management Money Market National Tax-Free Money Market
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
100% Treasury Money Market
By 1:00 p.m. (ET)	Same Business Day
After 1:00 p.m. (ET)	Next Business Day
Cash Investment Money Market Government Money Market Heritage Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

                                                            How to Sell Shares

                                                            The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                              To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                              Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                  Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                    To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                      Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                        Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                        General Notes For Selling Shares

                                                                          Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

                                                                          Right to Delay Payment. For the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund and the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

                                                                          We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

                                                                          Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund and the 100% Treasury Plus Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

                                                                            Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                                              Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

                                                                                  Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
California Municipal Money Market Municipal Cash Management Money Market National Tax-Free Money Market
By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
100% Treasury Plus Money Market
By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market Government Money Market Heritage Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

                                                                                  How to Exchange Shares

                                                                                  Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges.There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                    In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                      Administrator Class shares of the Heritage Money Market Fund and National Tax-Free Money Market Fund may be exchanged for Investor Class shares of any money market or non-money market fund.

                                                                                      An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                        You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                          If you exchange between a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price (POP) of the new Fund unless you are otherwise eligible to buy shares at NAV.

                                                                                            Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                              If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                              Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                              Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                              Frequent Purchases and Redemptions of Fund Shares

                                                                                              Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However,money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

                                                                                              Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

                                                                                              In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                              Account Policies

                                                                                              Automatic Plans
                                                                                               These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

                                                                                                Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

                                                                                                Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

                                                                                                Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

                                                                                                  must have a Fund account valued at $10,000 or more; and

                                                                                                  must have your distributions reinvested.

                                                                                                 Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

                                                                                                It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

                                                                                                Advance Notice of Large Transactions
                                                                                                 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                Householding
                                                                                                 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                Statements and Confirmations
                                                                                                 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                Statement Inquiries
                                                                                                 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction.We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                Transaction Authorizations
                                                                                                 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                USA PATRIOT Act
                                                                                                 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                Distributions

                                                                                                The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additionalshares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call 1-800-222-8222.

                                                                                                  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                    Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                      Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                        Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                        Taxes

                                                                                                        The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                        We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the Municipal Money Market Funds and the National Tax-Free Money Market Fund's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Municipal Money Market Fund's net interest income from California state and municipal obligations generally will not be subject to California individual income tax, although a portion of such distributions could be subject to the California AMT.

                                                                                                        Distributions of ordinary income from the Municipal Money Market Funds and the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

                                                                                                        To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                        In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                                                        As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                                                        Additional Performance Information

                                                                                                        This section contains additional information regarding performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                        Share Class Performance
                                                                                                        The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                          California Municipal Money Market Fund - Administrator Class Shares. Administrator Class shares incepted on June 30, 2010. Performance shown for the Administrator Class reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and lower than those of the Administrator Class shares. The Institutional Class shares annual returns are substantially similar to what the Administrator Class share returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

                                                                                                          Cash Investment Money Market Fund - Administrator Class Shares. Administrator Class shares incepted on July 31, 2003. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

                                                                                                          Government Money Market Fund - Administrator Class Shares. Administrator Class shares incepted on July 31, 2003. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

                                                                                                            Municipal Cash Management Money Market Fund - Administrator Class Shares. Administrator Class shares incepted on July 9, 2010. Performance shown for the Administrator Class shares reflects the performance of Institutional Class shares, and includes expenses that are not applicable to and lower than those of the Administrator Class shares. The Institutional Class shares annual returns are substantially similar to what the Administrator Class share returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

                                                                                                            National Tax-Free Money Market Fund - Administrator Class Shares. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

                                                                                                            Treasury Plus Money Market Fund - Administrator Class Shares. Administrator Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares, adjusted to reflect Administrator Class expenses.

                                                                                                            100% Treasury Money Market Fund - Administrator Class Shares. Administrator Class shares incepted on June 30, 2010. Performance shown for the Administrator Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class share returns would be because the Service Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

                                                                                                            A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                            Financial Highlights

                                                                                                            The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

                                                                                                            Since Administrator Class shares of Municipal Cash Management Money Market Fund did not commence operations until July 9, 2010, financial highlights information is not yet available.

                                                                                                            California Municipal Money Market Fund

                                                                                                            Service Class Shares - Commenced on November 8, 1999

                                                                                                            For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.07%	1.43%	2.94%	3.01%	2.18%	1.00%
Gross expenses	0.77%	0.75%	0.73%	0.73%	0.74%	0.66%
Net expenses	0.38%	0.47%	0.45%	0.45%	0.45%	0.45%
Total return	0.06%	1.42%	3.05%	3.06%	2.04%	0.99%
Net assets at end of period (000's omitted)	$397,508	$709,029	$970,945	$500,204	$416,048	$356,093

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.74%	0.73%
Net Expenses	0.35%	0.45%

                                                                                                            Cash Investment Money Market Fund

                                                                                                            Administrator Class Shares - Commenced on July 31, 2003

                                                                                                            For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.05	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.05	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.25%	2.23%	4.77%	4.87%	3.37%	1.57%
Gross expenses	0.38%	0.38%	0.37%	0.37%	0.37%	0.37%
Net expenses	0.34%	0.34%	0.33%	0.35%	0.35%	0.35%
Total return	0.24%	2.19%	4.92%	4.96%	3.06%	1.45%
Net assets at end of period (000's omitted)	$1,013,058	$1,415,264	$2,249,470	$1,364,223	$1,150,617	$619,286

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.36%	0.37%
Net Expenses	0.32%	0.33%

                                                                                                            Government Money Market Fund

                                                                                                            Administrator Class Shares - Commenced on July 31, 2003

                                                                                                            For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.03%	1.42%	4.55%	4.82%	3.33%	1.59%
Gross expenses	0.39%	0.37%	0.37%	0.37%	0.38%	0.38%
Net expenses	0.28%	0.36%	0.35%	0.35%	0.35%	0.35%
Total return	0.02%	1.50%	4.68%	4.92%	3.05%	1.41%
Net assets at end of period (000's omitted)	$788,478	$1,780,294	$1,944,435	$1,179,768	$876,234	$596,740

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.37%	0.36%
Net Expenses	0.26%	0.35%

                                                                                                            Heritage Money Market Fund

                                                                                                            Administrator Class Shares - Commenced on June 29, 1995

                                                                                                            For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	October 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.05	0.05	0.01	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.05	0.05	0.01	0.03
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.05)	(0.05)	(0.01)	(0.03)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.05)	(0.05)	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.17%	2.09%	4.68%	4.80%	3.91%	2.41%
Gross expenses	0.37%	0.38%	0.38%	0.40%	0.40%	0.56
Net expenses	0.33%	0.34%	0.34%	0.38%	0.38%	0.39%
Total return	0.21%	2.19%	4.90%	4.91%	1.29%	2.54%
Net assets at end of period (000's omitted)	$1,201,158	$918,595	$608,865	$287,293	$288,971	$301,694

1	The Fund changed its fiscal year end from October 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.36%	0.37%
Net Expenses	0.32%	0.33%

                                                                                                            National Tax-Free Money Market Fund

                                                                                                            Administrator Class Shares - Commenced on April 11, 2005

                                                                                                            For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.03	0.03	0.02
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.03)	(0.03)	(0.02)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.18%	1.63%	3.24%	3.23%	2.39%
Gross expenses	0.40%	0.40%	0.38%	0.38%	0.39%
Net expenses	0.31%	0.32%	0.30%	0.30%	0.30%
Total return	0.18%	1.68%	3.27%	3.28%	2.21%
Net assets at end of period (000's omitted)	$419,954	$517,520	$517,666	$541,840	$561,788

1	Commencement of class operations April 11, 2005.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.37%	0.38%
Net Expenses	0.28%	0.30%

                                                                                                            Treasury Plus Money Market Fund

                                                                                                            Administrator Class Shares - Commenced on March 31, 2008

                                                                                                            For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009[1]
Beginning net asset value per share	$1.00	$1.00
Net investment income	0.00[2]	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00
Total from investment operations	0.00[2]	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)
Distributions from unrealized net gain	0.00	0.00
Total distributions	0.00[2]	(0.01)
Net asset value, end of period	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	0.73%
Gross expenses	0.38%	0.39%
Net expenses	0.16%	0.30%
Total return	0.01%	0.84%
Net assets at end of period (000's omitted)	$180,021	$132,423

1	Commencement of class operations on March 31, 2008.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.37%	0.37%
Net Expenses	0.15%	0.28%

                                                                                                            100% Treasury Money Market Fund

                                                                                                            Service Class Shares - Commenced on December 3, 1990

                                                                                                            For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	February 28, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.04	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	0.74%	3.85%	4.36%	2.89%	1.12%
Gross expenses	0.73%	0.73%	0.73%	0.74%	0.73%	0.68%
Net expenses	0.17%	0.46%	0.50%	0.50%	0.50%	0.50%
Total return	0.03%	0.86%	3.97%	4.44%	2.64%	1.11%
Net assets at end of period (000's omitted)	$8,161,612	$7,641,351	$6,039,209	$4,049,964	$3,581,797	$3,031,989

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.72%	0.72%
Net Expenses	0.16%	0.45%

                                                                                                            FOR MORE INFORMATION

                                                                                                            More information on a Fund is available free upon request, including the following documents:

                                                                                                            Statement of Additional Information (SAI)
                                                                                                            Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                            Annual/Semi-Annual Reports
                                                                                                            Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                            To obtain copies of the above documents or for more information about
                                                                                                            Wells Fargo Advantage Funds, contact us:

                                                                                                            By telephone:
                                                                                                            Individual Investors: 1-800-222-8222
                                                                                                            Retail Investment Professionals: 1-888-877-9275
                                                                                                            Institutional Investment Professionals: 1-866-765-0778

                                                                                                            By e-mail: wfaf@wellsfargo.com

                                                                                                            By mail:
                                                                                                            Wells Fargo Advantage Funds
                                                                                                            P.O. Box 8266
                                                                                                            Boston, MA 02266-8266

                                                                                                            On the Internet:
                                                                                                            www.wellsfargo.com/advantagefunds

                                                                                                            From the SEC:
                                                                                                            Visit the SEC's Public Reference Room in Washington,
                                                                                                            DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                            To obtain information for a fee, write or email:
                                                                                                            SEC's Public Reference Section
                                                                                                            100 "F" Street, NE
                                                                                                            Washington, DC 20549-0102
                                                                                                            publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	090MMAM/P1203 ICA Reg. No. 811-09253

                                                                                                            Prospectus

                                                                                                            July 1, 2010 and July 12, 2010, as amended September 1, 2010

                                                                                                            Institutional Class

                                                                                                            Wells Fargo Advantage Funds® - Money Market Funds

California Municipal Money Market Fund
– WCTXX
Cash Investment Money Market Fund
– WFIXX
Government Money Market Fund
– GVIXX
Heritage Money Market Fund
– SHIXX
Municipal Money Market Fund
- WMTXX
Municipal Cash Management Money Market Fund
- EMMXX
National Tax-Free Money Market Fund
– WFNXX
Prime Investment Money Market Fund
– PIIXX
Treasury Plus Money Market Fund
– PISXX

                                                                                                            These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                            Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Fund Summaries

                                                                                                            A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                            The Funds

                                                                                                            Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                            Organization and Management of the Funds

                                                                                                            Information about the Funds' organization and the companies managing your money.

                                                                                                            Your Account

                                                                                                            Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                            Other information

                                                                                                            Information about distributions, taxes and financial highlights.

                                                                                                            California Municipal Money Market Fund Summary

                                                                                                            Investment Objective

                                                                                                            The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

                                                                                                            Fees and Expenses

                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                            Example of Expenses

                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$64
5 Years	$127
10 Years	$312

                                                                                                            Principal Investment Strategies

                                                                                                            Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                                                                                                            We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                                                                                                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                            Principal Investment Risks

                                                                                                            California Municipal Securities Risk. California is experiencing extreme economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                            Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                            Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                            Performance

                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                            Institutional Class (Incepted on March 31, 2008)

Highest Quarter: 4th Quarter 2000	+0.87%
Lowest Quarter: 4th Quarter 2009	+0.03%
Year-to-date total return as of 3/31/2010 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	3/31/2008	0.27%	2.06%	1.80%

                                                                                                            Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                            Transaction Policies

                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                            Minimum Initial Investment
                                                                                                            Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                            Minimum Additional Investment
                                                                                                            Institutional Class: None

                                                                                                            Opening an Account
                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                            Tax Information

                                                                                                            The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                            If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                            Cash Investment Money Market Fund Summary

                                                                                                            Investment Objective

                                                                                                            The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                            Fees and Expenses

                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                            Example of Expenses

                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$73
5 Years	$131
10 Years	$302

                                                                                                            Principal Investment Strategies

                                                                                                            Under normal circumstances,we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                                                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                            Principal Investment Risks

                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                            Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                            Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                            U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                            Performance

                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                            Institutional Class (incepted on October 14, 1987)

Highest Quarter: 4th Quarter 2000	+1.64%
Lowest Quarter: 4th Quarter 2009	+0.05%
Year-to-date total return as of 3/31/2010 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	10/14/1987	0.52%	3.32%	3.12%

                                                                                                            Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                            Transaction Policies

                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                            Minimum Initial Investment
                                                                                                            Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                            Minimum Additional Investment
                                                                                                            Institutional Class: None

                                                                                                            Opening an Account
                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                            Tax Information

                                                                                                            Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                            If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                            Government Money Market Fund Summary

                                                                                                            Investment Objective

                                                                                                            The Government Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                            Fees and Expenses

                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                            Example of Expenses

                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$75
5 Years	$136
10 Years	$313

                                                                                                            Principal Investment Strategies

                                                                                                            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

                                                                                                            Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                            Principal Investment Risks

                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                            Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                            U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                            Performance

                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                            Institutional Class (incepted on July 28, 2003)

Highest Quarter: 4th Quarter 2000	+1.54%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	7/28/2003	0.15%	3.06%	2.85%

                                                                                                            Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                            Transaction Policies

                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                            Minimum Initial Investment
                                                                                                            Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                            Minimum Additional Investment
                                                                                                            Institutional Class: None

                                                                                                            Opening an Account
                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                            Tax Information

                                                                                                            Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                            If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                            Heritage Money Market Fund Summary

                                                                                                            Investment Objective

                                                                                                            The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                            Fees and Expenses

                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                            Example of Expenses

                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$64
5 Years	$122
10 Years	$293

                                                                                                            Principal Investment Strategies

                                                                                                            Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                                                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                            Principal Investment Risks

                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                            Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                            Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                            U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                            Performance

                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                            Institutional Class (Incepted on March 31, 2000)

Highest Quarter: 4th Quarter 2000	+1.65%
Lowest Quarter: 4th Quarter 2009	+0.04%
Year-to-date total return as of 3/31/2010 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	3/31/2000	0.49%	3.31%	3.11%

                                                                                                            Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                            Transaction Policies

                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                            Minimum Initial Investment
                                                                                                            Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                            Minimum Additional Investment
                                                                                                            Institutional Class: None

                                                                                                            Opening an Account
                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                            Tax Information

                                                                                                            Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                            If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                            Municipal Money Market Fund Summary

                                                                                                            Investment Objective

                                                                                                            The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                                                                                                            Fees and Expenses

                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                            Example of Expenses

                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$64
5 Years	$168
10 Years	$471

                                                                                                            Principal Investment Strategies

                                                                                                            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to the federal AMT.

                                                                                                            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                                                                                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                            Principal Investment Risks

                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                            Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                            Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                            Performance

                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                            Institutional Class (Incepted on July 9, 2010)1

Highest Quarter: 4th Quarter 2000	+1.05%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	7/9/2010	0.26%	2.16%	2.05%
1.	Performance shown for Institutional Class shares reflects the performance of the Service Class shares, and is not adjusted to reflect Institutional Class expenses.

                                                                                                            Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                            Transaction Policies

                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                            Minimum Initial Investment
                                                                                                            Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                            Minimum Additional Investment
                                                                                                            Institutional Class: None

                                                                                                            Opening an Account
                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                            Tax Information

                                                                                                            The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                            If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                            Municipal Cash Management Money Market Fund Summary

                                                                                                            Investment Objective

                                                                                                            The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                                                                                                            Fees and Expenses

                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                            Example of Expenses

                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$64
5 Years	$122
10 Years	$293

                                                                                                            Principal Investment Strategies

                                                                                                            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

                                                                                                            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                                                                                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                            Principal Investment Risks

                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                            Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                            Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                            Performance

                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                            Institutional Class (Incepted on November 20, 1996)

Highest Quarter: 2nd Quarter 2000	+1.13%
Lowest Quarter: 4th Quarter 2009	+0.05%
Year-to-date total return as of 3/31/2010 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	11/20/1996	0.54%	2.47%	2.33%

                                                                                                            Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                            Transaction Policies

                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                            Minimum Initial Investment
                                                                                                            Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                            Minimum Additional Investment
                                                                                                            Institutional Class: None

                                                                                                            Opening an Account
                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                            Tax Information

                                                                                                            The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                            If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                            National Tax-Free Money Market Fund Summary

                                                                                                            Investment Objective

                                                                                                            The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

                                                                                                            Fees and Expenses

                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                            Example of Expenses

                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$78
5 Years	$140
10 Years	$325

                                                                                                            Principal Investment Strategies

                                                                                                            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

                                                                                                            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                                                                                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                            Principal Investment Risks

                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                            Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                            Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                            Performance

                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                            Institutional Class (incepted on November 8, 1999)

Highest Quarter: 4th Quarter 2000	+1.54%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	11/8/1999	0.36%	2.30%	2.14%

                                                                                                            Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                            Transaction Policies

                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                            Minimum Initial Investment
                                                                                                            Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                            Minimum Additional Investment
                                                                                                            Institutional Class: None

                                                                                                            Opening an Account
                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                            Tax Information

                                                                                                            The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                            If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                            Prime Investment Money Market Fund Summary

                                                                                                            Investment Objective

                                                                                                            The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                            Fees and Expenses

                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                            Example of Expenses

                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$73
5 Years	$131
10 Years	$302

                                                                                                            Principal Investment Strategies

                                                                                                            Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                                                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                            Principal Investment Risks

                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                            Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                            Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                            U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                            Performance

                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                            Institutional Class (Incepted on July 28, 2003)

Highest Quarter: 3rd Quarter 2000	+1.56%
Lowest Quarter: 4th Quarter 2009	+0.04%
Year-to-date total return as of 3/31/2010 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	7/28/2003	0.44%	3.27%	2.94%

                                                                                                            Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                            Transaction Policies

                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                            Minimum Initial Investment
                                                                                                            Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                            Minimum Additional Investment
                                                                                                            Institutional Class: None

                                                                                                            Opening an Account
                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                            Tax Information

                                                                                                            Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                            If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                            Treasury Plus Money Market Fund Summary

                                                                                                            Investment Objective

                                                                                                            The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                            Fees and Expenses

                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                            Example of Expenses

                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$75
5 Years	$136
10 Years	$313

                                                                                                            Principal Investment Strategies

                                                                                                            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

                                                                                                            Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                            Principal Investment Risks

                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                            Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                            Performance

                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                            Institutional Class (Incepted on August 11, 1995)

Highest Quarter: 4th Quarter 2000	+1.58%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	8/11/1995	0.04%	2.82%	2.76%

                                                                                                            Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                            Transaction Policies

                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                            Minimum Initial Investment
                                                                                                            Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                            Minimum Additional Investment
                                                                                                            Institutional Class: None

                                                                                                            Opening an Account
                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                            Tax Information

                                                                                                            Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                            If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                            The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                            The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                            Key Fund Information

                                                                                                            This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                            In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

                                                                                                            Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                            The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

                                                                                                              what the Fund is trying to achieve;

                                                                                                                how we intend to invest your money; and

                                                                                                                  what makes the Fund different from the other Funds offered in this Prospectus.

                                                                                                                  This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Government Money Market Fund and Treasury Plus Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

                                                                                                                  Principal Risk Factors

                                                                                                                  This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                  About Wells Fargo Advantage Money Market Funds
                                                                                                                   All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

                                                                                                                  Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S.Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

                                                                                                                    Each Fund will seek to maintain a net asset value of $1.00 per share.

                                                                                                                      Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

                                                                                                                        The dollar-weighted average maturity of each Fund will be 60 days or less.

                                                                                                                          The dollar-weighted average final maturity of each Fund will be 120 days or less.

                                                                                                                            Each Fund will invest only in U.S. dollar-denominated securities.

                                                                                                                            Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

                                                                                                                            In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

                                                                                                                            Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

                                                                                                                            California Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Institutional Class	Ticker: WCTXX	Fund Number: 3163

                                                                                                                            Investment Objective

                                                                                                                            The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

                                                                                                                            Principal Investments

                                                                                                                            Under normal circumstances, we invest:

                                                                                                                              exclusively in high-quality, short-term money market instruments; and

                                                                                                                                at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                                                                                                                We may also invest:

                                                                                                                                  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

                                                                                                                                  Principal Investment Strategies

                                                                                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

                                                                                                                                  We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                                                                                                                                  We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                  The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                                                                                                                  Principal Risk Factors

                                                                                                                                  The Fund is primarily subject to the risks mentioned below.

California Municipal Securities Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                                                                                                                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                  Cash Investment Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/14/1987
Institutional Class	Ticker: WFIXX	Fund Number: 451

                                                                                                                                  Investment Objective

                                                                                                                                  The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                                                  Principal Investments

                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

                                                                                                                                  Principal Investment Strategies

                                                                                                                                  We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                  Principal Risk Factors

                                                                                                                                  The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S.Government Obligations Risk

                                                                                                                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                  Government Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Institutional Class	Ticker: GVIXX	Fund Number: 1751
Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Principal Investments

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Principal Investment Strategies

We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Heritage Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/29/1995
Institutional Class	Ticker: SHIXX	Fund Number: 3106

Investment Objective

The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

Principal Investments

Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

Principal Investment Strategies

We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Institutional Class (closed to new investors)	Ticker: WMTXX	Fund Number: 3164

Investment Objective

The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Principal Investments

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

    at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

    We may also invest:

      any amount in securities that pay interest subject to the federal AMT.

      Principal Investment Strategies

      We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

      We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to regular federal income tax.

      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

      The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

      Principal Risk Factors

      The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

      Municipal Cash Management Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/20/1996
Institutional Class	Ticker: EMMXX	Fund Number: 496

      Investment Objective

      The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

      Principal Investments

      Under normal circumstances, we invest:

        exclusively in high-quality, short-term money market instruments; and

          at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

          We may also invest:

            any amount in securities that pay interest subject to federal AMT.

            Principal Investment Strategies

            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

            We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to regular federal income tax.

            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

            The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

            Principal Risk Factors

            The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

            National Tax-Free Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Institutional Class	Ticker: WFNXX	Fund Number: 477

            Investment Objective

            The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

            Principal Investments

            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

            Principal Investment Strategies

            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

            We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

            The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

            Principal Risk Factors

            The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

            Prime Investment Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	9/2/1998
Institutional Class	Ticker: PIIXX	Fund Number: 1752

            Investment Objective

            The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

            Principal Investments

            Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

            Principal Investment Strategies

            We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

            Principal Risk Factors

            The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S.Government Obligations Risk

            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

            Treasury Plus Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Institutional Class	Ticker: PISXX	Fund Number: 793

            Investment Objective

            The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

            Principal Investments

            Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

            Principal Investment Strategies

            We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

            Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

            Principal Risk Factors

            The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk

            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

            Description of Principal Investment Risks

            Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

            California Municipal Securities Risk
             Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California is experiencing extreme economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. The economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

            Counter-Party Risk
            When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

            Debt Securities Risk
            Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

            Foreign Investment Risk
            Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

            Issuer Risk
            The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

            Management Risk
            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

            Market Risk
            The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

            Money Market Fund Risk
             Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

            Municipal Securities Risk
            Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

            Regulatory Risk
            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments will impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

            U.S. Government Obligations Risk
            U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

            Portfolio Holdings Information

            A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

            Organization and Management of the Funds

            About Wells Fargo Funds Trust

            The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

            The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

            The Investment Adviser

            Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco,CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund, except the Municipal Cash Management Money Market Fund, is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2009.

            For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a percentage of average daily net assets
Wells Fargo Advantage California Municipal Money Market Fund	0.12%
Wells Fargo Advantage Cash Investment Money Market Fund	0.00%
Wells Fargo Advantage Government Money Market Fund	0.00%
Wells Fargo Advantage Heritage Money Market Fund	0.00%
Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	0.11%
Wells Fargo Advantage Municipal Money Market Fund[1]	0.30%
Wells Fargo Advantage National Tax-Free Money Market Fund	0.03%
Wells Fargo Advantage Prime Investment Money Market Fund	0.00%
Wells Fargo Advantage Treasury Plus Money Market Fund	0.13%
1.	Reflects the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor.

            Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

            For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

            Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

            These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

            The Sub-Adviser

            The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

            Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

            Dormant Multi-Manager Arrangement

            The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund, Municipal Money Market Fund and Municipal Cash Management Money Market Fund. Under this arrangement, each Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

            Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

            Compensation to Dealers and Shareholders Servicing Agents

            Additional Payments to Dealers
             In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

            In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

            Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

            The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

            The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

            More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

            Pricing Fund Shares

            The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

            We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Cash Investment Money Market Government Money Market Heritage Money Market Prime Investment Money Market Treasury Plus Money Market	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
California Municipal Money Market Municipal Money Market Municipal Cash Management Money Market National Tax-Free Money Market	10:00a.m., 12:00p.m. and 4:00p.m. (ET)

            Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

            Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

            The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

            How to Buy Shares

            Institutional Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

            General Notes for Buying Shares

              Minimum Investments. Institutions and other investors are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived or reduced in certain situations. Please see the Statement of Additional Information for details on minimum initial investment waivers.

              Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

              Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer,we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

              Special Considerations When Investing Through Financial Intermediaries:
               If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                All Investors Should Understand the Following:

                  U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

                    Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                      Trade Requests. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

                      How to Buy Shares Directly:
                      Institutional investors who are interested in purchasing shares directly from a Fund should contact Investor Services at
                       1-800-260-5969.

                        Earnings Distributions. Assuming the purchase amount is received by the Funds' custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
California Municipal Money Market Municipal Money Market Municipal Cash Management Money Market National Tax-Free Money Market
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
Cash Investment Money Market Government Money Market Heritage Money Market Prime Investment Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

                        How to Sell Shares

                        Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                          To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                          Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                            Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                              Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                              Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                To arrange for a Federal Funds wire, call 1-800-222-8222.

                                  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                    Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                    General Notes For Selling Shares

                                      Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

                                        Right to Delay Payment. For the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

                                        We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

                                        Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

                                          Redemption in Kind. Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                          Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supersede the directions in this Prospectus.

                                          Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

                                            Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
California Municipal Money Market Municipal Money Market Municipal Cash Management Money Market National Tax-Free Money Market
By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market Government Money Market Heritage Money Market Prime Investment Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

                                            How to Exchange Shares

                                            Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                              In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                    If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                      Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                      Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                      Frequent Purchases and Redemptions of Fund Shares

                                                      Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

                                                      Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

                                                      In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                      Account Policies

                                                      Advance Notice of Large Transactions
                                                       We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                      Statements and Confirmations
                                                       Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                      Statement Inquiries
                                                       Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                      Transaction Authorizations
                                                       Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                      USA PATRIOT Act
                                                       In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                      Distributions

                                                      The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

                                                      Taxes

                                                      The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                      We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the Municipal Money Market Funds' and National Tax-Free Money Market Fund's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Municipal Money Market Fund's net interest income from California state and municipal obligations generally will not be subject to California individual income tax, although a portion of such distributions could be subject to the California AMT.

                                                      Distributions of ordinary income from the Municipal Money Funds and the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

                                                      Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

                                                      To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                      In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                      As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                      Additional Performance Information

                                                      This section contains additional information regarding performance of the Funds.The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                      Share Class Performance
                                                      The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                        California Municipal Money Market Fund - Institutional Class Shares. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

                                                          Government Money Market Fund - Institutional Class Shares. Institutional Class shares incepted on July 28, 2003. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

                                                            Heritage Money Market Fund - Institutional Class Shares. Institutional Class shares incepted on March 31, 2000. Performance shown prior to the inception date of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                                                              Municipal Money Market Fund - Institutional Class Shares. Institutional Class shares incepted on July 9, 2010. Performance shown for Institutional Class shares reflects the performance of the Service Class shares, and is not adjusted to reflect Institutional Class expenses. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

                                                                Municipal Cash Management Money Market Fund - Institutional Class Shares. Institutional Class shares incepted on November 20, 1996. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

                                                                  Prime Investment Money Market Fund - Institutional Class Shares. Institutional Class shares incepted on July 28, 2003. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                                                                  A Fund's past performance is no guarantee of future results.A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                  Financial Highlights

                                                                  The following table is intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. On July 12, 2010, the Municipal Cash Management Money Market Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund (the "Acquired Fund"). The financial highlights for the periods prior to the acquisition are those of the Acquired Fund. Total returns represent the rate you would have earned (or lost) on an investment in Acquired Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

                                                                  Effective at the close of business on July 9, 2010, the Wells Fargo Municipal Money Market Fund acquired the net assets of Evergreen Municipal Money Market Fund. Evergreen Municipal Money Market Fund was the accounting and performance survivor of this transaction. Because Institutional Class shares of Evergreen Municipal Money Market Fund did not exist prior to July 9, 2010, financial highlights are not available for this class.

                                                                  California Municipal Money Market Fund

                                                                  Institutional Class Shares - Commenced on March 31, 2008

                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009[1]
Beginning net asset value per share	$1.00	$1.00
Net investment income	0.00[2]	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00
Total from investment operations	0.00[2]	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00[2]
Total distributions	0.00[2]	(0.01)
Net asset value, end of period	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.23%	1.59%
Gross expenses	0.48%	0.46%
Net expenses	0.24%	0.22%
Total return	0.20%	1.47%
Net assets at end of period (000's omitted)	$236,353	$370,572

1	Commencement of class operations on March 31, 2008.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.45%	0.44%
Net Expenses	0.20%	0.20%

                                                                  Cash Investment Money Market Fund

                                                                  Institutional Class Shares - Commenced on November 8, 1999

                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.05	0.05	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.05	0.05	0.03	0.02
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.02)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.37%	2.28%	4.94%	5.01%	3.50%	1.61%
Gross expenses	0.26%	0.26%	0.25%	0.25%	0.25%	0.26%
Net expenses	0.22%	0.21%	0.20%	0.20%	0.20%	0.20%
Total return	0.36%	2.32%	5.06%	5.12%	3.21%	1.60%
Net assets at end of period (000's omitted)	$8,887,844	$10,132,093	$9,194,540	$7,830,847	$6,497,267	$5,998,383

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.24%	0.25%
Net Expenses	0.20%	0.20%

                                                                  Government Money Market Fund

                                                                  Institutional Class Shares - Commenced on July 28, 2003

                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.05	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.05	0.03	0.02
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.02)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.10%	1.42%	4.54%	5.00%	3.45%	1.66%
Gross expenses	0.27%	0.26%	0.25%	0.25%	0.26%	0.26%
Net expenses	0.21%	0.22%	0.20%	0.20%	0.20%	0.20%
Total return	0.08%	1.65%	4.83%	5.07%	3.19%	1.57%
Net assets at end of period (000's omitted)	$20,661,470	$42,393,921	$23,265,323	$7,766,684	$4,508,755	$3,964,854

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.25%	0.24%
Net Expenses	0.19%	0.20%

                                                                  Heritage Money Market Fund

                                                                  Institutional Class Shares - Commenced on March 31, 2000

                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	October 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.05	0.05	0.01	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.05	0.05	0.01	0.03
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.05)	(0.05)	(0.01)	(0.03)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[1]	(0.02)	(0.05)	(0.05)	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.31%	2.09%	4.77%	4.98%	4.13%	2.97%
Gross expenses	0.25%	0.27%	0.26%	0.28%	0.28%	0.28%
Net expenses	0.21%	0.22%	0.20%	0.18%	0.18%	0.18%
Total return	0.33%	2.32%	5.06%	5.12%	1.36%	2.75%
Net assets at end of period (000's omitted)	$7,795,659	$5,862,075	$1,579,225	$353,755	$419,084	$338,723

1	The Fund changed its fiscal year end from October 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.25%	0.25%
Net Expenses	0.20%	0.20%

                                                                  Municipal Cash Management Money Market Fund

                                                                  Institutional Class Shares - Commenced on November 20, 1996

                                                                  For a share outstanding throughout each period.

	Year Ended February 28,
	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.03	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.03)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.40%	2.20%	3.49%	3.47%	2.56%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$4,580,024	$6,154,387	$5,671,591	$7,122,239	$6,721,625
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%[3]	0.22%[3]	0.21%	0.22%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.23%[3]	0.22%[3]	0.21%	0.22%	0.22%
Net investment income	0.40%	2.10%	3.44%	3.40%	2.54%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.21%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.21%	0.21%

                                                                  National Tax-Free Money Market Fund

                                                                  Institutional Class Shares - Commenced on November 8, 1999

                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.28%	1.77%	3.31%	3.35%	2.46%	1.37%
Gross expenses	0.29%	0.28%	0.26%	0.26%	0.27%	0.26%
Net expenses	0.23%	0.22%	0.20%	0.20%	0.20%	0.20%
Total return	0.27%	0.22%	3.37%	3.39%	2.31%	1.27%
Net assets at end of period (000's omitted)	$2,048,774	$2,381,083	$1,403,838	$1,146,902	$700,534	$1,032,250

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.26%	0.26%
Net Expenses	0.20%	0.20%

                                                                  Prime Investment Money Market Fund

                                                                  Institutional Class Shares - Commenced on July 28, 2003

                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.05	0.05	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.05	0.05	0.03	0.02
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.02)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)	0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.29%	2.13%	4.87%	5.06%	3.46%	1.87%
Gross expenses	0.27%	0.28%	0.25%	0.26%	0.26%	0.26%
Net expenses	0.22%	0.23%	0.20%	0.20%	0.20%	0.20%
Total return	0.30%	2.22%	4.99%	5.10%	3.23%	1.58%
Net assets at end of period (000's omitted)	$10,124,807	$9,422,441	$7,525,254	$7,088,329	$2,889,532	$3,271,052

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.25%	0.25%
Net Expenses	0.20%	0.20%

                                                                  Treasury Plus Money Market Fund

                                                                  Institutional Class Shares - Commenced on August 11, 1995

                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	0.93%	4.11%	4.61%	2.99%	1.12%
Gross expenses	0.55%	0.56%	0.55%	0.55%	0.55%	0.56%
Net expenses	0.17%	0.41%	0.50%	0.50%	0.50%	0.50%
Total return	0.01%	0.88%	4.14%	4.70%	2.78%	1.17%
Net assets at end of period (000's omitted)	$702,363	$862,686	$1,187,468	$1,283,813	$940,104	$1,205,795

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.26%	0.26%
Net Expenses	0.14%	0.18%

                                                                  FOR MORE INFORMATION

                                                                  More information on a Fund is available free upon request, including the following documents:

                                                                  Statement of Additional Information (SAI)
                                                                  Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                  Annual/Semi-Annual Reports
                                                                  Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                  To obtain copies of the above documents or for more information about
                                                                  Wells Fargo Advantage Funds, contact us:

                                                                  By telephone:
                                                                  Individual Investors: 1-800-222-8222
                                                                  Retail Investment Professionals: 1-888-877-9275
                                                                  Institutional Investment Professionals: 1-866-765-0778

                                                                  By e-mail: wfaf@wellsfargo.com

                                                                  By mail:
                                                                  Wells Fargo Advantage Funds
                                                                  P.O. Box 8266
                                                                  Boston, MA 02266-8266

                                                                  On the Internet:
                                                                  www.wellsfargo.com/advantagefunds

                                                                  From the SEC:
                                                                  Visit the SEC's Public Reference Room in Washington,
                                                                  DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                  To obtain information for a fee, write or email:
                                                                  SEC's Public Reference Section
                                                                  100 "F" Street, NE
                                                                  Washington, DC 20549-0102
                                                                  publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	090MMIT/P1204 ICA Reg. No. 811-09253
                                                                  >

                                                                  Prospectus

                                                                  July 1, 2010 and July 12, 2010, as amended September 1, 2010

                                                                  Investor Class

                                                                  Wells Fargo Advantage Funds® - Money Market Funds

Money Market Fund
– WMMXX
Municipal Money Market Fund
- WMVXX

                                                                  These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                  Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                  Fund Summaries

                                                                  A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                  The Funds

                                                                  Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                  Organization and Management of the Funds

                                                                  Information about the Funds' organization and the companies managing your money.

                                                                  Your Account

                                                                  Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                  Other information

                                                                  Information about distributions, taxes and financial highlights.

                                                                  Money Market Fund Summary

                                                                  Investment Objective

                                                                  The Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                  Fees and Expenses

                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.27%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                  Example of Expenses

                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$208
5 Years	$409
10 Years	$990

                                                                  Principal Investment Strategies

                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                  Principal Risk Factors

                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                  Performance

                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                  Investor Class (Incepted on April 18, 2005)

Highest Quarter: 4th Quarter 2000	+1.49%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	4/18/2005	0.17%	2.87%	2.59%

                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Investor Class: $2,500 Minimum Additional Investment Investor Class: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                  Tax Information

                                                                  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                  Municipal Money Market Fund Summary

                                                                  Investment Objective

                                                                  The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                                                                  Fees and Expenses

                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	0.21%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.64%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                  Example of Expenses

                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$65
3 Years	$205
5 Years	$406
10 Years	$987

                                                                  Principal Investment Strategies

                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to the federal AMT.

                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                  Principal Investment Risks

                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                  Performance

                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                  Investor Class (Incepted on July 9, 2010)1

Highest Quarter: 4th Quarter 2000	+1.05%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	7/9/2010	0.26%	2.16%	2.05%
1.	Performance shown for the Investor Class shares reflects the performance of the Service Class shares, and has not been adjusted to include the higher expenses applicable to the Investor Class shares. If the expenses of the Investor Class were included, returns would be lower.

                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Investor Class: $2,500 Minimum Additional Investment Investor Class: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                  Tax Information

                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                  The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                  The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                  Key Fund Information

                                                                  This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                  In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

                                                                  Investment Objective, Principal Investments and Principal Investment Strategies

                                                                  The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone.The objective and strategies description for each Fund tells you:

                                                                    what the Fund is trying to achieve;

                                                                      how we intend to invest your money; and

                                                                        what makes the Fund different from the other Funds offered in this Prospectus.

                                                                        This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Municipal Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

                                                                        Principal Risk Factors

                                                                        This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                        About Wells Fargo Advantage Money Market Funds
                                                                         All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

                                                                        Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S.Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

                                                                          Each Fund will seek to maintain a net asset value of $1.00 per share.

                                                                            Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

                                                                              The dollar-weighted average maturity of each Fund will be 60 days or less.

                                                                                The dollar-weighted average final maturity of each Fund will be 120 days or less.

                                                                                  Each Fund will invest only in U.S. dollar-denominated securities.

                                                                                  Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

                                                                                  In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

                                                                                  Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

                                                                                  Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	7/1/1992
Investor Class	Ticker: WMMXX	Fund Number: 3279

                                                                                  Investment Objective

                                                                                  The Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                  Principal Investments

                                                                                  Under normal circumstances,we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

                                                                                  Principal Investment Strategies

                                                                                  We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                  Principal Risk Factors

                                                                                  The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S.Government Obligations Risk

                                                                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                  Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Investor Class	Ticker: WMVXX	Fund Number: 3214

                                                                                  Investment Objective

                                                                                  The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                                                                                  Principal Investments

                                                                                  Under normal circumstances, we invest:

                                                                                    exclusively in high-quality, short-term money market instruments; and

                                                                                      at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                                                                      We may also invest:

                                                                                        any amount in securities that pay interest subject to the federal AMT.

                                                                                        Principal Investment Strategies

                                                                                        We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                                                                        We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to regular federal income tax.

                                                                                        Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                        The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                                                                        Principal Risk Factors

                                                                                        The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                                                                                        These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                        Description of Principal Investment Risks

                                                                                        Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                        Counter-Party Risk
                                                                                        When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                        Debt Securities Risk
                                                                                        Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                                                        Foreign Investment Risk
                                                                                        Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                        Issuer Risk
                                                                                        The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                        Management Risk
                                                                                        We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                        Market Risk
                                                                                        The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                        Money Market Fund Risk
                                                                                         Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

                                                                                        Municipal Securities Risk
                                                                                        Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

                                                                                        Regulatory Risk
                                                                                        Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments will impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

                                                                                        U.S. Government Obligations Risk
                                                                                        U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                                                                                        Portfolio Holdings Information

                                                                                        A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                        Organization and Management of the Funds

                                                                                        About Wells Fargo Funds Trust

                                                                                        The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                        The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                        The Investment Adviser

                                                                                        Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco,CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2009.

                                                                                        For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a percentage of average daily net assets
Wells Fargo Advantage Money Market Fund	0.11%
Wells Fargo Advantage Municipal Money Market Fund[1]	0.30%
1.	Reflects the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor.

                                                                                        Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                        For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                        Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                        These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                        The Sub-Adviser

                                                                                        The following sub-adviser performs day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.

                                                                                        Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                                                                        Dormant Multi-Manager Arrangement

                                                                                        The Board has adopted a "multi-manager" arrangement for the Municipal Money Market Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the subadvisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                        Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                        Compensation to Dealers and Shareholders Servicing Agents

                                                                                        Shareholder Servicing Plan
                                                                                        The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets for its Investor Class shares. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                        Additional Payments to Dealers
                                                                                         In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                        In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                        Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                        The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                        The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                        More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                        Pricing Fund Shares

                                                                                        The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

                                                                                        We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Money Market Fund	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)
Municipal Money Market	10:00a.m., 12:00p.m. and 4:00p.m. (ET)

                                                                                        Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

                                                                                        Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

                                                                                        The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                                                        How to Open an Account

                                                                                        You can open a Wells Fargo Advantage Funds account through any of the following means:

                                                                                          directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

                                                                                            through a brokerage account with an approved selling agent; or

                                                                                              through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                                                              How to Buy Shares

                                                                                              This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$2,500 $1,000 $1,000 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

                                                                                              You may open an account online and fund your account with an Electronic Funds Transfer from your bank account, by Federal Wire, or by sending us a check. Initial investments made on line are limited to $25,000. Visit www.wellsfargo.com/advantagefunds

                                                                                                To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

                                                                                                  Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                    Complete and sign your account application.

                                                                                                    Mail the application with your check made payable to the Fund to Investor Services at:

                                                                                                    Regular Mail
                                                                                                    Wells Fargo Advantage Funds
                                                                                                    P.O. Box 8266
                                                                                                    Boston, MA 02266-8266

                                                                                                    Overnight Only
                                                                                                    Wells Fargo Advantage Funds
                                                                                                    c/o Boston Financial Data Services
                                                                                                    30 Dan Road
                                                                                                    Canton, MA 02021-2809

                                                                                                      Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

                                                                                                        Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

                                                                                                        A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

                                                                                                          Complete, sign and mail your account application (refer to the section on buying shares by mail)

                                                                                                            Provide the following instructions to your financial institution:

                                                                                                            State Street Bank & Trust
                                                                                                            Boston, MA
                                                                                                            Bank Routing Number: ABA 011000028
                                                                                                            Wire Purchase Account: 9905-437-1
                                                                                                            Attention: Wells Fargo Advantage Funds
                                                                                                                              (Name of Fund, Account
                                                                                                                              Number and any applicable
                                                                                                                              share class)
                                                                                                                              Account Name: Provide your
                                                                                                                              name as registered on the
                                                                                                                              Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                            General Notes for Buying Shares

                                                                                                              Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

                                                                                                                U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

                                                                                                                Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer,we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

                                                                                                                  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

                                                                                                                  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart,we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan.We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

                                                                                                                  Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
Municipal Money Market
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
Money Market
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day

                                                                                                                  How to Sell Shares

                                                                                                                  The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

                                                                                                                  Visit ourWeb site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000.You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                    Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

                                                                                                                      Make sure all account owners sign the request exactly as their names appear on the account application.

                                                                                                                        A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

                                                                                                                        Regular Mail
                                                                                                                        Wells Fargo Advantage Funds
                                                                                                                        P.O. Box 8266
                                                                                                                        Boston, MA 02266-8266

                                                                                                                        Overnight Only
                                                                                                                        Wells Fargo Advantage Funds
                                                                                                                        c/o Boston Financial Data Services
                                                                                                                        30 Dan Road
                                                                                                                        Canton, MA 02021-2809

By Wire

                                                                                                                          To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                            Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                              Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                                                                                                                                There is a $10 fee for each request.

By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                  Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

                                                                                                                                    Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

                                                                                                                                      Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                                                                                                                                        A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

                                                                                                                                          Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                          Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                            Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

                                                                                                                                            Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

                                                                                                                                            General Notes For Selling Shares

                                                                                                                                              Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

                                                                                                                                                Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

                                                                                                                                                Right to Delay Payment. For the Municipal Money Market Fund we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

                                                                                                                                                We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

                                                                                                                                                Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund, and for longer than seven days for the Municipal Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

                                                                                                                                                  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                  Redemption in Kind. Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

                                                                                                                                                  Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

                                                                                                                                                    Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
Municipal Money Market
By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market
By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request

                                                                                                                                                    How to Exchange Shares

                                                                                                                                                    Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                      In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                        An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                          You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                            Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                              If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns.However,money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

                                                                                                                                                                Although the policies adopted by the Fund do not prohibit frequent trading between money market Funds, Funds
                                                                                                                                                                 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Fund's policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

                                                                                                                                                                In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                Account Policies

                                                                                                                                                                Automatic Plans
                                                                                                                                                                 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                  Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

                                                                                                                                                                  Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.This feature may not be available for certain types of accounts.

                                                                                                                                                                  Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

                                                                                                                                                                    must have a Fund account valued at $10,000 or more;

                                                                                                                                                                    must request a minimum redemption of $100; and

                                                                                                                                                                    must have your distributions reinvested.

                                                                                                                                                                    Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

                                                                                                                                                                  It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

                                                                                                                                                                  Advance Notice of Large Transactions
                                                                                                                                                                   We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                  Householding
                                                                                                                                                                   To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                  Retirement Accounts
                                                                                                                                                                   We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                    Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                      Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

                                                                                                                                                                      There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                      Small Account Redemptions
                                                                                                                                                                       We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                      Statements and Confirmations
                                                                                                                                                                       Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                      Statement Inquiries
                                                                                                                                                                       Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                      Transaction Authorizations
                                                                                                                                                                       Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                      USA PATRIOT Act
                                                                                                                                                                       In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                      Distributions

                                                                                                                                                                      The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                      We offer the following distribution options.To change your current option for payment of distributions, please contact your institution or call 1-800-222-8222.

                                                                                                                                                                        Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                                                                          Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                            Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                              Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                                                                              Taxes

                                                                                                                                                                              The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                              We will pass on to a Fund's shareholders substantially all of a Fund's net investment income and realized net capital gains, if any. It is intended that distributions from a Fund's net interest income from tax-exempt securities generally will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of ordinary income attributable to other sources, if any, generally will be taxable to you as ordinary income.

                                                                                                                                                                              Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

                                                                                                                                                                              To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                              In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                                                                                                                              As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                                                                                                                              Additional Performance Information

                                                                                                                                                                              This section contains additional information regarding performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                              Share Class Performance
                                                                                                                                                                              The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                Money Market Fund - Investor Class Shares. Investor Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Investor Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Investor Class shares.

                                                                                                                                                                                  Municipal Money Market Fund - Investor Class Shares. Investor Class shares incepted on July 9, 2010. Performance shown for the Investor Class shares reflects the performance of the Service Class shares, and is not adjusted to reflect the Investor Class expenses. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

                                                                                                                                                                                  A Fund's past performance is no guarantee of future results.A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period.The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                  Financial Highlights

                                                                                                                                                                                  The following tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

                                                                                                                                                                                  Effective at the close of business on July 9, 2010, the Wells Fargo Municipal Money Market Fund acquired the net assets of Evergreen Municipal Money Market Fund. Evergreen Municipal Money Market Fund was the accounting and performance survivor of this transaction. Because Investor Class shares of Evergreen Municipal Money Market Fund did not exist prior to July 9, 2010, financial highlights are not available for this class.

                                                                                                                                                                                  Money Market Fund

                                                                                                                                                                                  Investor Class Shares - Commenced on April 11, 2005

                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28 [1]
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.05	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.05	0.05	0.03
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)
Distributions from unrealized net gain	0.00	0.00[2]	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.08%	1.82%	4.50%	4.56%	3.02%
Gross expenses	0.92%	0.90%	0.94%	0.99%	1.00%
Net expenses	0.52%	0.68%	0.65%	0.65%	0.65%
Total return	0.08%	1.85%	4.60%	4.65%	2.74%
Net assets at end of period (000's omitted)	$731,932	$921,649	$926,851	$764,268	$700,278

1	Commencement of class operations April 11, 2005.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.87%	0.87%
Net Expenses	0.47%	0.65%

                                                                                                                                                                                  FOR MORE INFORMATION

                                                                                                                                                                                  More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                  Statement of Additional Information (SAI)
                                                                                                                                                                                  Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                  Annual/Semi-Annual Reports
                                                                                                                                                                                  Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                  To obtain copies of the above documents or for more information about
                                                                                                                                                                                  Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                  By telephone:
                                                                                                                                                                                  Individual Investors: 1-800-222-8222
                                                                                                                                                                                  Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                  Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                  By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                  By mail:
                                                                                                                                                                                  Wells Fargo Advantage Funds
                                                                                                                                                                                  P.O. Box 8266
                                                                                                                                                                                  Boston, MA 02266-8266

                                                                                                                                                                                  On the Internet:
                                                                                                                                                                                  www.wellsfargo.com/advantagefunds

                                                                                                                                                                                  From the SEC:
                                                                                                                                                                                  Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                  DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                  To obtain information for a fee, write or email:
                                                                                                                                                                                  SEC's Public Reference Section
                                                                                                                                                                                  100 "F" Street, NE
                                                                                                                                                                                  Washington, DC 20549-0102
                                                                                                                                                                                  publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	090MMIV/P1206 ICA Reg. No. 811-09253

                                                                                                                                                                                  Prospectus

                                                                                                                                                                                  July 1, 2010 and July 12, 2010, as amended September 1, 2010

                                                                                                                                                                                  Classes A, B, C

                                                                                                                                                                                  Wells Fargo Advantage Funds® - Money Market Funds

California Municipal Money Market Fund	New Jersey Municipal Money Market Fund
Class A – SGCXX	Class A - ENJXX
Government Money Market Fund	New York Municipal Money Market Fund
Class A – WFGXX	Class A - ENYXX
Minnesota Money Market Fund	Pennsylvania Municipal Money Market Fund
Class A – WMNXX	Class A - EPPXX
Money Market Fund	Treasury Plus Money Market Fund
Class A – STGXX, Class B – N/A, Class C – N/A	Class A – PIVXX
Municipal Money Market Fund	100% Treasury Money Market Fund
Class A - WMUXX	Class A – WFTXX
National Tax-Free Money Market Fund
Class A – NWMXX

                                                                                                                                                                                  These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                  Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Fund Summaries

                                                                                                                                                                                  A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                                  The Funds

                                                                                                                                                                                  Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                                                                                                  Organization and Management of the Funds

                                                                                                                                                                                  Information about the Funds' organization and the companies managing your money.

                                                                                                                                                                                  Your Account

                                                                                                                                                                                  Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                  Other information

                                                                                                                                                                                  Information about distributions, taxes and financial highlights.

                                                                                                                                                                                  California Municipal Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.66%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$208
5 Years	$365
10 Years	$819

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                                                                                                                                                                                  We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  California Municipal Securities Risk. California is experiencing extreme economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Class A (Incepted on January 1, 1992)

Highest Quarter: 4th Quarter 2000	+0.82%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	1/1/1992	0.03%	1.81%	1.58%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Government Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Government Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$208
5 Years	$362
10 Years	$810

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

                                                                                                                                                                                  Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Class A (Incepted on November 8, 1999)

Highest Quarter: 4th Quarter 2000	+1.48%
Lowest Quarter: 2nd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.02%	2.68%	2.50%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Minnesota Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Minnesota Money Market Fund seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.70%
1.	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$72
3 Years	$271
5 Years	$488
10 Years	$1,111

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances,we invest exclusively in high-quality, short-term money market instrumets. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of the Fund's assets in such obligations. We may also invest any amount in securities that pay interest subject to federal AMT.

                                                                                                                                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Minnesota, its cities, municipalities, political subdivisions and other public authorities.These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Minnesota individual income tax.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity,while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Minnesota Municipal Securities Risk. Minnesota's economy relies significantly on agriculture and the manufacturing of computers, electronics and food products.Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Class A (Incepted on August 14, 2000)

Highest Quarter: 2nd Quarter 2007	+0.75%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/14/2000
Class A	8/14/2000	0.10%	1.77%	1.50%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.27%	0.27%	0.27%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.56%	0.55%	0.55%
Total Annual Fund Operating Expenses	0.83%[1]	1.57%[1]	1.57%
Fee Waivers	0.13%	0.12%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.70%	1.45%	1.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$72	$648	$248	$148	$148
3 Years	$224	$759	$459	$459	$459
5 Years	$420	$1,019	$822	$819	$822
10 Years	$987	$1,835	$1,843	$1,835	$1,843

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Risk Factors

                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Class A (Incepted on July 1, 1992)

Highest Quarter: 4th Quarter 2000	+1.49%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/1/1992	0.12%	2.77%	2.54%
Class B	7/1/1992	-4.99%	1.77%	2.07%
Class C	6/30/2010	-0.99%	2.14%	1.91%
1.	Performance shown for the Class C shares prior to its inception is based on the performance of Class B shares. Class B and Class C have the same expenses but differ in sales charges. If Class C returns had been adjusted they would have been higher.

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A, Class B and Class C: $1,000 Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Municipal Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$208
5 Years	$402
10 Years	$963

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to the federal AMT.

                                                                                                                                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Class A (Incepted on January 5, 1995)

Highest Quarter: 4th Quarter 2000	+0.97%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	1/5/1995	0.11%	1.89%	1.76%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  National Tax-Free Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$208
5 Years	$362
10 Years	$810

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

                                                                                                                                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Class A (Incepted on July 28, 2003)

Highest Quarter: 4th Quarter 2000	+0.95%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/28/2003	0.07%	1.87%	1.73%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  New Jersey Municipal Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.70%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$72
3 Years	$224
5 Years	$425
10 Years	$1,005

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount in securities that pay interest subject to federal AMT.

                                                                                                                                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New Jersey, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New Jersey individual income tax.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  New Jersey Municipal Securities Risk. New Jersey's economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Class A (Incepted on October 26, 1998)

Highest Quarter: 4th Quarter 2000	+0.91%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	10/26/1998	0.12%	1.83%	1.69%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  New York Municipal Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.70%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$72
3 Years	$224
5 Years	$425
10 Years	$1,005

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments.At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount in securities that pay interest subject to federal AMT.

                                                                                                                                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New York, its cities, municipalities, political subdivisions and other public authorities.These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New York individual income tax.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  New York Municipal Securities Risk. New York's economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Class A (Incepted on September 24, 2001)

Highest Quarter: 4th Quarter 2006	+0.77%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	Performance Since 9/24/2001
Class A	9/24/2001	0.05%	1.83%	1.36%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Pennsylvania Municipal Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.70%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$72
3 Years	$224
5 Years	$427
10 Years	$1,014

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments.At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount in securities that pay interest subject to federal AMT.

                                                                                                                                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the Commonwealth of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities.These investments may have fixed, floating, or variable rates of interest.We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Pennsylvania individual income tax.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  Pennsylvania Municipal Securities Risk. Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Class A (incepted on August 22, 1995)

Highest Quarter: 4th Quarter 2000	+0.97%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	8/22/1995	0.15%	1.90%	1.79%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Treasury Plus Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$208
5 Years	$362
10 Years	$810

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

                                                                                                                                                                                  Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.
Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A (Incepted on July 28, 2003)

Highest Quarter: 4th Quarter 2000	+1.48%
Lowest Quarter: 1st Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/28/2003	0.01%	2.47%	2.38%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.27%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$208
5 Years	$402
10 Years	$963

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A (Incepted on November 8, 1999)

Highest Quarter: 4th Quarter 2000	+1.40%
Lowest Quarter: 1st Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.03%	2.34%	2.26%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A: $1,000 Minimum Additional Investment Class A: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

    how we intend to invest your money; and

      what makes the Fund different from the other Funds offered in this Prospectus.

      This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Government Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

      Principal Risk Factors

      This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

      About Wells Fargo Advantage Money Market Funds
       All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

      Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S.Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

        Each Fund will seek to maintain a net asset value of $1.00 per share.

          Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

            The dollar-weighted average maturity of each Fund will be 60 days or less.

              The dollar-weighted average final maturity of each Fund will be 120 days or less.

                Each Fund will invest only in U.S. dollar-denominated securities.

                Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

                In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

                Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

                California Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Class A	Ticker: SGCXX	Fund Number: 29

                Investment Objective

                The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

                Principal Investments

                Under normal circumstances, we invest:

                  exclusively in high-quality, short-term money market instruments; and

                    at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                    We may also invest:

                      any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

                      Principal Investment Strategies

                      We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

                      We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                      We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

California Municipal Securities Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Government Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Class A	Ticker: WFGXX	Fund Number: 450

                      Investment Objective

                      The Government Money Market Fund seeks current income, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

                      Principal Investment Strategies

                      We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

                      Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S. Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Minnesota Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	8/14/2000
Class A	Ticker: WMNXX	Fund Number: 15

                      Investment Objective

                      The Minnesota Money Market Fund seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest:

                        exclusively in high-quality, short-term money market instruments ; and

                          at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of the Fund's assets in such obligations.

                          We may also invest:

                            any amount in securities that pay interest subject to federal AMT.

                            Principal Investment Strategies

                            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Minnesota, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Minnesota individual income tax and regular federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Minnesota individual income tax.

                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                            The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Minnesota individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                            Principal Risk Factors

                            The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Minnesota Municipal Securities Risk Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                            Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	7/1/1992
Class A	Ticker: STGXX	Fund Number: 478
Class B	Ticker: N/A	Fund Number: 479
Class C	Ticker: N/A	Fund Number: 3502

                            Investment Objective

                            The Money Market Fund seeks current income, while preserving capital and liquidity.

                            Principal Investments

                            Under normal circumstances,we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

                            Principal Investment Strategies

                            We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                            Principal Risk Factors

                            The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S.Government Obligations Risk

                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                            Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Class A	Ticker: WMUXX	Fund Number: 3353

                            Investment Objective

                            The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                            Principal Investments

                            Under normal circumstances, we invest:

                              exclusively in high-quality, short-term money market instruments; and

                                at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                We may also invest:

                                  any amount in securities that pay interest subject to the federal AMT.

                                  Principal Investment Strategies

                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                  We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to regular federal income tax.

                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                  The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                  Principal Risk Factors

                                  The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                  National Tax-Free Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Class A	Ticker: NWMXX	Fund Number: 452

                                  Investment Objective

                                  The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

                                  Principal Investments

                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

                                  Principal Investment Strategies

                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                  We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                  The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                  Principal Risk Factors

                                  The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                  New Jersey Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/26/1998
Class A	Ticker: ENJXX	Fund Number: 4320

                                  Investment Objective

                                  The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

                                  Principal Investments

                                  Under normal circumstances, we invest:

                                    exclusively in high-quality, short-term money market instruments; and

                                      at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax , but not necessarily the federal alternative minimum tax (AMT).

                                      We may also invest:

                                        any amount in securities that pay interest subject to federal AMT.

                                        Principal Investment Strategies

                                        We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New Jersey, its cities, municipalities, political subdivisions and other public authorities.We invest principally in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax, but not necessarily federal AMT.These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New Jersey individual income tax.

                                        Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                        The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New Jersey individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                        Principal Risk Factors

                                        The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk New Jersey Municipal Securities Risk Regulatory Risk

                                        These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                        New York Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	9/24/2001
Class A	Ticker: ENYXX	Fund Number: 4309

                                        Investment Objective

                                        The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

                                        Principal Investments

                                        Under normal circumstances, we invest:

                                          exclusively in high-quality, short-term money market instruments; and

                                            at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                            We may also invest:

                                              any amount in securities that pay interest subject to federal AMT.

                                              Principal Investment Strategies

                                              We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New York, its cities, municipalities, political subdivisions and other public authorities.We invest principally in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New York individual income tax.

                                              Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                              The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New York individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                              Principal Risk Factors

                                              The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk New York Municipal Securities Risk Regulatory Risk

                                              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                              Pennsylvania Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	8/15/1995
Class A	Ticker: EPPXX	Fund Number: 693

                                              Investment Objective

                                              The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

                                              Principal Investments

                                              Under normal circumstances,we invest:

                                                exclusively in high-quality, short-term money market instruments; and

                                                  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                                  We may also invest:

                                                    any amount in securities that pay interest subject to federal AMT.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the Commonwealth of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Pennsylvania individual income tax.

                                                    Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Pennsylvania individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Pennsylvania Municipal Securities Risk Regulatory Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    Treasury Plus Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Class A	Ticker: PIVXX	Fund Number: 453

                                                    Investment Objective

                                                    The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

                                                    Principal Investments

                                                    Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

                                                    Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    100% Treasury Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	12/3/1990
Class A	Ticker: WFTXX	Fund Number: 252

                                                    Investment Objective

                                                    The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

                                                    Principal Investments

                                                    Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of short-term obligations issued by the U.S. Treasury.

                                                    Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    Description of Principal Investment Risks

                                                    Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                    California Municipal Securities Risk
                                                     Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California is experiencing extreme economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. The economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

                                                    Counter-Party Risk
                                                    When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                    Debt Securities Risk
                                                    Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                    Foreign Investment Risk
                                                    Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                    Issuer Risk
                                                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                    Management Risk
                                                    We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                    Market Risk
                                                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                    Minnesota Municipal Securities Risk
                                                    Events in Minnesota are likely to affect a Fund's investments in Minnesota municipal securities. Although Minnesota has a relatively diverse economy, its economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

                                                    Money Market Fund Risk
                                                     Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

                                                    Municipal Securities Risk
                                                    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

                                                    New Jersey Municipal Securities Risk
                                                     Events in New Jersey are likely to affect a Fund's investments in New Jersey municipal securities. Although New Jersey has a relatively diverse economy, its economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

                                                    New York Municipal Securities Risk
                                                     Events in New York are likely to affect a Fund's investments in New York municipal securities. Although New York has a diverse economy, its economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

                                                    Pennsylvania Municipal Securities Risk
                                                     Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

                                                    Regulatory Risk
                                                    Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments will impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

                                                    U.S. Government Obligations Risk
                                                    U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                                                    Portfolio Holdings Information

                                                    A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                    Organization and Management of the Funds

                                                    About Wells Fargo Funds Trust

                                                    The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                    The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                    The Investment Adviser

                                                    Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco,CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund, except the New Jersey Municipal Money Market Fund, the New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund, is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2009.

                                                    For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a percentage of average daily net assets
Wells Fargo Advantage California Municipal Money Market Fund	0.12%
Wells Fargo Advantage Government Money Market Fund	0.00%
Wells Fargo Advantage Minnesota Money Market Fund	0.15%
Wells Fargo Advantage Money Market Fund	0.11%
Wells Fargo Advantage Municipal Money Market Fund[1]	0.30%
Wells Fargo Advantage National Tax-Free Money Market Fund	0.03%
Wells Fargo Advantage New Jersey Municipal Money Market Fund[1]	0.27%
Wells Fargo Advantage New York Municipal Money Market Fund[1]	0.26%
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund[1]	0.29%
Wells Fargo Advantage Treasury Plus Money Market Fund	0.13%
Wells Fargo Advantage 100% Treasury Money Market Fund	0.28%
1.	Reflects the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor.

                                                    Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                    For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                    Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                    These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                    The Sub-Adviser

                                                    The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

                                                    Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                                    Dormant Multi-Manager Arrangement

                                                    The Board has adopted a "multi-manager" arrangement for the Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                    Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                    Investments in Money Market Fund Class B Shares

                                                    All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class B shares. Class B shares of the Money Market Fund are available only for investment in connection with non-commission purchases. Class B shares of the Money Market Fund may also be exchanged for Class B shares of other Wells Fargo Advantage Funds (see "How to Exchange Shares") later in this Prospectus. Class B shares have a CDSC payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

                                                    Please see the expenses listed for the Money Market Fund Class B shares in the Fund's table of Annual Fund Operating Expenses and the CDSC schedule below before making your investment decision. You may also wish to discuss this choice with your financial consultant.

                                                    Class B Shares CDSC Schedule
                                                    Money Market Fund Class B shares purchased directly will be subject to a CDSC if redeemed, rather than exchanged, within six years of the purchase date. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedule for shares purchased directly is as follows:

Class B Shares CDSC Schedule for the Fund
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

                                                    To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

                                                    CDSC Waivers

                                                      You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

                                                        We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

                                                          We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

                                                            We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

                                                              We waive the Class B CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

                                                              No CDSC is imposed on withdrawals of Class B shares that meet the following circumstances:

                                                                withdrawals are made by participating in the Systematic Withdrawal Plan; and

                                                                withdrawals may not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

                                                              We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

                                                              Investments in Money Market Fund Class C Shares

                                                              All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class C shares. Class C shares of the Money Market Fund are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo Advantage family of funds. Class C shares are subject to a CDSC of 1.00% if redeemed, rather than exchanged, within one year of the original purchase date.

                                                              Please see the expenses listed for the Money Market Fund Class C shares in the Fund's table of Annual Fund Operating Expenses before making your investment decision. You may also wish to discuss this choice with your financial consultant.

                                                              CDSC Waivers

                                                                You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

                                                                  We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

                                                                    We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

                                                                      We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

                                                                        We waive the Class C shares CDSC if the dealer of record waived its commission.

                                                                          We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

                                                                          We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

                                                                          Compensation to Dealers and Shareholders Servicing Agents

                                                                          Distribution Plan
                                                                           The Money Market Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class B and Class C shares.The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents.The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Class B and Class C shares of the Money Market Fund pay an annual fee of 0.75% of average daily net assets.

                                                                          These fees are paid out of each Fund's assets on an ongoing basis.Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                                                                          Shareholder Servicing Plan
                                                                          The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                          Additional Payments to Dealers
                                                                           In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                          In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                          Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                          The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                          The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                          More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                          Pricing Fund Shares

                                                                          The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

                                                                          We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Government Money Market Treasury Plus Money Market	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
Money Market	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)

                                                                          California Municipal Money Market
                                                                          Minnesota Money Market
                                                                          Municipal Money Market
                                                                          National Tax-Free Money Market
                                                                          New Jersey Municipal Money Market
                                                                          New York Municipal Money Market
                                                                          Pennsylvania Municipal Money Market

10:00a.m., 12:00p.m. and 4:00p.m. (ET)
100% Treasury Money Market	10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

                                                                          Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

                                                                          Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

                                                                          The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                                          How to Open an Account

                                                                          You can open a Wells Fargo Advantage Funds account through any of the following means:

                                                                            directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

                                                                              through a brokerage account with an approved selling agent; or

                                                                                through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                                                How to Buy Shares

                                                                                This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

                                                                                A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

                                                                                  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

                                                                                    Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                      Complete and sign your account application.

                                                                                      Mail the application with your check made payable to the Fund to Investor Services at:

                                                                                      Regular Mail
                                                                                      Wells Fargo Advantage Funds
                                                                                      P.O. Box 8266
                                                                                      Boston, MA 02266-8266

                                                                                      Overnight Only
                                                                                      Wells Fargo Advantage Funds
                                                                                      c/o Boston Financial Data Services
                                                                                      30 Dan Road
                                                                                      Canton, MA 02021-2809

                                                                                        Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

                                                                                          Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

                                                                                          A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

                                                                                            Complete, sign and mail your account application (refer to the section on buying shares by mail)

                                                                                              Provide the following instructions to your financial institution:

                                                                                              State Street Bank & Trust
                                                                                              Boston, MA
                                                                                              Bank Routing Number:ABA 011000028
                                                                                              Wire Purchase Account: 9905-437-1
                                                                                              Attention: Wells Fargo Advantage Funds
                                                                                                                (Name of Fund, Account Number
                                                                                                                and any applicable share class)
                                                                                                                Account Name: Provide your
                                                                                                                name as registered on the
                                                                                                                Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                              General Notes for Buying Shares

                                                                                                Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

                                                                                                  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

                                                                                                  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer,we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

                                                                                                    No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into theWells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

                                                                                                    Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                    Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

                                                                                                    Earnings Distributions. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:

                                                                                                    California Municipal Money Market
                                                                                                    Minnesota Money Market
                                                                                                    Municipal Money Market
                                                                                                    National Tax-Free Money Market
                                                                                                    New Jersey Municipal Money Market
                                                                                                    New York Municipal Money Market
                                                                                                    Pennsylvania Municipal Money Market

By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
100% Treasury Money Market
By 1:00 p.m. (ET)	Same Business Day
After 1:00 p.m. (ET)	Next Business Day
Money Market
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day
Government Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

                                                                                                    How to Sell Shares

                                                                                                    The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

                                                                                                    Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                      Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write"Full Redemption" to redeem your remaining account balance) to the address below.

                                                                                                        Make sure all account owners sign the request exactly as their names appear on the account application.

                                                                                                          A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

                                                                                                          Regular Mail
                                                                                                          Wells Fargo Advantage Funds
                                                                                                          P.O. Box 8266
                                                                                                          Boston, MA 02266-8266
                                                                                                          Overnight Only
                                                                                                          Wells Fargo Advantage Funds
                                                                                                          c/o Boston Financial Data Services
                                                                                                          30 Dan Road
                                                                                                          Canton, MA 02021-2809

By Wire

                                                                                                            To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                              Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                                                                                                                  There is a $10 fee for each request.

By Telephone/ Electronic Funds Transfer (EFT)

                                                                                                                    Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

                                                                                                                      Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

                                                                                                                        Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                                                                                                                          A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

                                                                                                                            Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                            Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                              Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

                                                                                                                              Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

                                                                                                                              General Notes For Selling Shares

                                                                                                                                Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

                                                                                                                                Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

                                                                                                                                  Right to Delay Payment. For the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund,Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

                                                                                                                                  We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts How to Sell Shares 75 with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

                                                                                                                                  Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund, Money Market Fund, and Treasury Plus Money Market Fund,
                                                                                                                                   and for longer than seven days for the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

                                                                                                                                    Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

                                                                                                                                    Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                    Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

                                                                                                                                      Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

                                                                                                                                        Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends

                                                                                                                                        California Municipal Money Market
                                                                                                                                        Minnesota Money Market
                                                                                                                                        Municipal Money Market
                                                                                                                                        National Tax-Free Money Market
                                                                                                                                        New Jersey Municipal Money Market
                                                                                                                                        New York Municipal Money Market
                                                                                                                                        Pennsylvania Municipal Money Market

By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 12:00 p.m. (ET)	Next Busines Day	Earned on day of request
100% Treasury Money Market
By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 1:00 p.m. (ET)	Next Busines Day	Earned on day of request
Money Market
By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 3:00 p.m. (ET)	Next Busines Day	Earned on day of request
Government Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Busines Day	Earned on day of request

                                                                                                                                        How to Exchange Shares

                                                                                                                                        Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                          In general, exchanges may be made between like share classes of anyWells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                            An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                              You should carefully read the prospectus for theWells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price (POP) of the new Fund unless you are otherwise eligible to buy shares at NAV.

                                                                                                                                                  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                    If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                      Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                        Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

                                                                                                                                                        Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                        Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                        Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However,money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

                                                                                                                                                        Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
                                                                                                                                                         Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

                                                                                                                                                        In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                        Account Policies

                                                                                                                                                        Automatic Plans
                                                                                                                                                         These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                          Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

                                                                                                                                                          Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.This feature may not be available for certain types of accounts.

                                                                                                                                                          Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

                                                                                                                                                            must have a Fund account valued at $10,000 or more;

                                                                                                                                                            must request a minimum redemption of $100; and

                                                                                                                                                            must have your distributions reinvested.

                                                                                                                                                           Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

                                                                                                                                                          It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

                                                                                                                                                          Check Writing
                                                                                                                                                          Check writing is offered on the Funds' Class A shares.Checks written on your account are subject to the Funds' Prospectus and the terms and conditions in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than seven days before the check is presented for payment. Checks may not be written to close an account.

                                                                                                                                                          Advance Notice of Large Transactions
                                                                                                                                                           We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                          Householding
                                                                                                                                                           To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                          Retirement Accounts
                                                                                                                                                           We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                            Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                              Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

                                                                                                                                                              There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                              Small Account Redemptions
                                                                                                                                                               We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                              Statements and Confirmations
                                                                                                                                                               Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                              Electronic Delivery of Fund Documents
                                                                                                                                                               You may elect to receive your account statements, transaction confirmations, Fund prospectuses, shareholder reports and other Fund documents electronically. If you make this election, you will be notified by e-mail when the most recent Fund documents or statements are available for viewing and downloading on the Funds'Web site. For security reasons, online access to account statements and transaction confirmations will require the establishment of a login ID and password prior to viewing.

                                                                                                                                                              To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. The e-mail address provided in your account application will be used to send e-mail notifications to you and should be a personal/nonbusiness e-mail address.You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by logging into your account online or by calling 1-800-359-3379.

                                                                                                                                                              Statement Inquiries
                                                                                                                                                               Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                              Transaction Authorizations
                                                                                                                                                               Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                              USA PATRIOT Act
                                                                                                                                                               In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                              Distributions

                                                                                                                                                              The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of anotherWells Fargo Advantage Fund, or have them deposited into your bank account.With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                              We offer the following distribution options.To change your current option for payment of distributions, please contact your institution or call 1-800-222-8222.

                                                                                                                                                                Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                                                                  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                    Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                      Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                                                                      Taxes

                                                                                                                                                                      The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA.This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

                                                                                                                                                                      We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free and Minnesota Money Market Funds, as well as the Municipal Money Market Funds, it is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. For Funds with a state-specific focus, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities, although a portion of such distributions could be subject to a state's AMT.

                                                                                                                                                                      Distributions of ordinary income from the the National Tax-Free and Minnesota Money Market Funds, as well as the Municipal Money Market Funds attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

                                                                                                                                                                      Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

                                                                                                                                                                      To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year,we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                      In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                                                                                                                      As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                                                                                                                      Additional Performance Information

                                                                                                                                                                      This section contains additional information regarding performance of the Funds.The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                      Share Class Performance
                                                                                                                                                                      The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                        Minnesota Money Market Fund - Class A Shares. Class A shares incepted on August 14, 2000. Returns for the Fund shown in the Life of Fund column are as of the Fund inception date.

                                                                                                                                                                          Money Market Fund - Class A, B, and C Shares. Class A and Class B shares incepted on July 1, 1992 and Class C shares incepted on June 30, 2010. Performance shown for the Class C shares prior to its inception is based on the performance of Class B. The Class B shares annual returns are substantially similar to what the Class C share returns would be because the Class B and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

                                                                                                                                                                            Municipal Money Market Fund - Class A Shares. Class A shares incepted on January 5, 1995. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

                                                                                                                                                                            National Tax-Free Money Market Fund - Class A Shares. Class A shares incepted on July 28, 2003. Performance shown prior to the inception of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                                                                                                                                                                              New Jersey Municipal Money Market Fund - Class A Shares. Class A shares incepted on October 26, 1998. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen New Jersey Municipal Money Market Fund.

                                                                                                                                                                                New York Municipal Money Market Fund - Class A Shares. Class A shares incepted on September 24, 2001. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen New York Municipal Money Market Fund.

                                                                                                                                                                                  Pennsylvania Municipal Money Market Fund - Class A Shares. Class A shares incepted on August 22, 1995. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Pennsylvania Municipal Money Market Fund.

                                                                                                                                                                                  Treasury Plus Money Market Fund - Class A Shares. Class A shares incepted on July 28, 2003. Performance shown prior to the inception of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                                                                                                                                                                                  A Fund's past performance is no guarantee of future results.A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period.The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                  Financial Highlights

                                                                                                                                                                                  The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 12, 2010, the Municipal Money Market Fund acquired the net assets of Evergreen Municipal Money Market Fund, New Jersey Municipal Money Market Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund acquired the net assets of Evergreen New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund acquired the net assets of Evergreen Pennsylvania Municipal Municipal Money Market Fund (the Evergreen Funds, are collectively, the "Acquired Funds"). The financial highlights for the periods prior to the acquisition are those of the Acquired Funds. Total returns represent the rate you would have earned (or lost) on an investment in Acquired Funds (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

                                                                                                                                                                                  California Municipal Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on January 1, 1992

                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	1.19%	2.79%	2.81%	2.01%	0.78%
Gross expenses	0.87%	0.85%	0.83%	0.84%	0.84%	0.84%
Net expenses	0.44%	0.66%	0.65%	0.65%	0.65%	0.65%
Total return	0.02%	1.22%	2.85%	2.85%	1.85%	0.79%
Net assets at end of period (000's omitted)	$1,948,313.00	$3,291,922.00	$3,837,463.00	$3,064,445.00	$2,552,430.00	$2,423,170.00

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.83%	0.84%
Net Expenses	0.40%	0.65%

                                                                                                                                                                                  Government Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on November 8, 1999

                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	1.29%	4.39%	4.57%	3.13%	1.17%
Gross expenses	0.65%	0.64%	0.64%	0.64%	0.65%	0.65%
Net expenses	0.28%	0.64%	0.64%	0.64%	0.65%	0.65%
Total return	0.01%	1.22%	4.38%	4.61%	2.78%	1.11%
Net assets at end of period (000's omitted)	$777,462	$1,101,904	$1,921,647	$2,866,700	$1,224,209	$566,832

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.63%	0.63%
Net Expenses	0.26%	0.63%

                                                                                                                                                                                  Minnesota Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on August 14, 2000

                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[2]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.03%	1.22%	2.71%	2.73%	1.90%	0.66%
Gross expenses	0.95%	0.90%	0.88%	0.90%	0.88%	0.89%
Net expenses	0.49%	0.82%	0.80%	0.80%	0.80%	0.80%
Total return	0.08%	1.24%	2.77%	2.78%	1.75%	0.68%
Net assets at end of period (000's omitted)	$135,533	$179,690	$182,601	$118,011	$138,917	$119,148

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.91%	0.88%
Net Expenses	0.46%	0.80%

                                                                                                                                                                                  Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on July 1, 1992

                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[2]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.04	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.04	0.04	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.05%	1.75%	4.37%	4.46%	2.96%	1.02%
Gross expenses	0.88%	0.83%	0.81%	0.82%	0.83%	0.87%
Net expenses	0.58%	0.79%	0.76%	0.76%	0.76%	0.76%
Total return	0.04%	1.74%	4.48%	4.54%	2.69%	1.03%
Net assets at end of period (000's omitted)	$5,218,601	$8,894,795	$11,659,129	$8,430,922	$6,580,685	$5,268,694

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.82%	0.80%
Net Expenses	0.53%	0.76%

                                                                                                                                                                                  Money Market Fund

                                                                                                                                                                                  Class B Shares - Commenced on May 25, 1995

                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.04	0.02	0.00
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.04	0.02	0.00
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.04)	(0.02)	0.00
Distributions from unrealized net gain	0.00	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.04)	(0.02)	0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	1.04%	3.66%	3.70%	2.16%	0.41%
Gross expenses	1.62%	1.58%	1.57%	1.57%	1.58%	1.62%
Net expenses	0.62%	1.49%	1.51%	1.51%	1.51%	1.34%
Total return	0.01%	1.03%	3.71%	3.76%	1.99%	0.44%
Net assets at end of period (000's omitted)	$628,445	$1,238,714	$1,438,346	$1,431,103	$1,264,470	$1,293,680

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	1.57%	1.55%
Net Expenses	0.57%	1.46%

                                                                                                                                                                                  Municipal Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on January 5, 1995

                                                                                                                                                                                  For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08%	1.63%	2.97%	2.80%	1.87%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$149,097	$329,511	$391,651	$401,369	$481,635
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%[2]	0.81%[2]	0.82%	0.83%	0.82%
Expenses excluding waivers/reimbursements and expense reductions	0.86%[2]	0.84%[2]	0.85%	0.86%	0.86%
Net investment income	0.09%	1.58%	2.92%	2.75%	1.78%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.59%	0.80%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.83%

                                                                                                                                                                                  National Tax-Free Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on July 28, 2003

                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.05%	1.27%	2.86%	2.89%	2.07%	0.80%
Gross expenses	0.67%	0.67%	0.65%	0.65%	0.66%	0.65%
Net expenses	0.46%	0.67%	0.65%	0.65%	0.65%	0.65%
Total return	0.05%	1.32%	2.91%	2.92%	1.89%	0.82%
Net assets at end of period (000's omitted)	$1,018,470	$1,568,362	$1,562,483	$1,164,801	$1,001,084	$712,405

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.65%	0.65%
Net Expenses	0.44%	0.65%

                                                                                                                                                                                  New Jersey Municipal Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on October 26, 1998

                                                                                                                                                                                  For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.01	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.01)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.09%	1.33%	3.04%	2.77%	1.83%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$19,885	$35,927	$36,121	$22,145	$20,022
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%[2]	0.87%[2]	0.87%	0.87%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.90%[2]	0.87%[2]	0.87%	0.87%	0.88%
Net investment income	0.10%	1.30%	2.77%	2.74%	1.78%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.55%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.86%

                                                                                                                                                                                  New York Municipal Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on September 24, 2001

                                                                                                                                                                                  For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.01	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.01)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	1.41%	2.92%	2.88%	1.84%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$18,245	$25,597	$51,071	$47,842	$40,856
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.55%[2]	0.85%[2]	0.86%	0.86%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.88%[2]	0.85%[2]	0.86%	0.86%	0.87%
Net investment income	0.04%	1.36%	2.84%	2.72%	1.71%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.53%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	0.83%

                                                                                                                                                                                  Pennsylvania Municipal Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on August 22, 1995

                                                                                                                                                                                  For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.12%	1.56%	2.97%	2.83%	1.92%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$4,533	$36,362	$20,293	$18,178	$37,424
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%[2]	0.82%[2]	0.82%	0.82%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	0.87%[2]	0.82%[2]	0.82%	0.82%	0.83%
Net investment income	0.12%	1.45%	2.91%	2.79%	1.94%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.59%	0.81%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.81%

                                                                                                                                                                                  Treasury Plus Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on July 28, 2003

                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.04	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	0.75%	3.95%	4.46%	2.87%	1.02%
Gross expenses	0.65%	0.66%	0.65%	0.65%	0.65%	0.66%
Net expenses	0.17%	0.48%	0.65%	0.65%	0.65%	0.65%
Total return	0.01%	0.79%	3.99%	4.54%	2.64%	1.02%
Net assets at end of period (000's omitted)	$1,600,619	$2,482,147	$2,636,076	$2,891,708	$2,773,558	$2,496,955

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.64%	0.64%
Net Expenses	0.16%	0.46%

                                                                                                                                                                                  100% Treasury Money Market Fund

                                                                                                                                                                                  Class A Shares - Commenced on November 8, 1999

                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.04	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.04	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	0.68%	3.75%	4.23%	2.72%	0.94%
Gross expenses	0.80%	0.83%	0.83%	0.84%	0.83%	0.86%
Net expenses	0.18%	0.58%	0.65%	0.65%	0.65%	0.65%
Total return	0.03%	0.74%	3.81%	4.29%	2.50%	0.96%
Net assets at end of period (000's omitted)	$272,399	$306,451	$298,220	$256,430	$201,384	$160,233

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.80%	0.82%
Net Expenses	0.17%	0.57%

                                                                                                                                                                                  FOR MORE INFORMATION

                                                                                                                                                                                  More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                  Statement of Additional Information (SAI)
                                                                                                                                                                                  Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                  Annual/Semi-Annual Reports
                                                                                                                                                                                  Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                  To obtain copies of the above documents or for more information about
                                                                                                                                                                                  Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                  By telephone:
                                                                                                                                                                                  Individual Investors: 1-800-222-8222
                                                                                                                                                                                  Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                  Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                  By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                  By mail:
                                                                                                                                                                                  Wells Fargo Advantage Funds
                                                                                                                                                                                  P.O. Box 8266
                                                                                                                                                                                  Boston, MA 02266-8266

                                                                                                                                                                                  On the Internet:
                                                                                                                                                                                  www.wellsfargo.com/advantagefunds

                                                                                                                                                                                  From the SEC:
                                                                                                                                                                                  Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                  DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                  To obtain information for a fee, write or email:
                                                                                                                                                                                  SEC's Public Reference Section
                                                                                                                                                                                  100 "F" Street, NE
                                                                                                                                                                                  Washington, DC 20549-0102
                                                                                                                                                                                  publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	090MMR/P1201 ICA Reg. No. 811-09253

                                                                                                                                                                                  Prospectus

                                                                                                                                                                                  July 1, 2010 and July 12, 2010, as amended September 1, 2010

                                                                                                                                                                                  Service Class

                                                                                                                                                                                  Wells Fargo Advantage Funds® - Money Market Funds

California Municipal Money Market Fund	National Tax-Free Money Market Fund
- WFCXX	- MMIXX
Cash Investment Money Market Fund	New Jersey Municipal Money Market Fund
- NWIXX	- EJMXX
Government Money Market Fund	New York Municipal Money Market Fund
- NWGXX	- ENIXX
Heritage Money Market Fund	Pennsylvania Municipal Money Market Fund
- WHTXX	- EPAXX
Money Market Fund	Prime Investment Money Market Fund
- WMOXX	- NWRXX
Municipal Money Market Fund	Treasury Plus Money Market Fund
- WMSXX	- PRVXX
Municipal Cash Management Money Market Fund	100% Treasury Money Market Fund
- EISXX	- NWTXX

                                                                                                                                                                                  These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                  Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Fund Summaries

                                                                                                                                                                                  A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                                  The Funds

                                                                                                                                                                                  Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                                                                                                  Organization and Management of the Funds

                                                                                                                                                                                  Information about the Funds' organization and the companies managing your money.

                                                                                                                                                                                  Your Account

                                                                                                                                                                                  Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                  Other information

                                                                                                                                                                                  Information about distributions, taxes and financial highlights.

                                                                                                                                                                                  California Municipal Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.56%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$144
5 Years	$278
10 Years	$668

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                                                                                                                                                                                  We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  California Municipal Securities Risk. California is experiencing extreme economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Service Class (Incepted on November 8, 1999)

Highest Quarter: 4th Quarter 2000	+0.87%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/8/1999	0.10%	1.99%	1.77%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Cash Investment Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.50%
1.	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$169
5 Years	$298
10 Years	$673

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances,we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Service Class (incepted on October 14, 1987)

Highest Quarter: 4th Quarter 2000	+1.58%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	10/14/1987	0.26%	3.01%	2.84%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Government Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Government Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.50%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$169
5 Years	$298
10 Years	$673

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

                                                                                                                                                                                  Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Service Class (Incepted on November 16, 1987)

Highest Quarter: 4th Quarter 2000	+1.54%
Lowest Quarter: 2nd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/16/1987	0.04%	2.79%	2.67%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Heritage Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.43%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$44
3 Years	$138
5 Years	$265
10 Years	$634

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Service Class (Incepted on June 30, 2010)1

Highest Quarter: 4th Quarter 2000	+1.60%
Lowest Quarter: 4th Quarter 2009	+0.01%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.36%	3.14%	2.92%
1.	Performance shown for the Service Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and lower than those of the Service Class shares. If the expenses of the Service Class were included returns would be lower.

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Money Market Fund seeks current income, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.50%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$160
5 Years	$334
10 Years	$838

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Risk Factors

                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                  Service Class (Incepted on June 30, 2010)1

Highest Quarter: 4th Quarter 2000	+1.49%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.17%	2.87%	2.59%
1.	Performance shown for the Service Class reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Service Class shares. If the expenses of the Investor Class were not included then returns would be higher.

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Municipal Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	0.27%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$144
5 Years	$316
10 Years	$814

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to the federal AMT.

                                                                                                                                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Returns as of 12/31 each year
                                                                                                                                                                                  Service Class (Incepted on November 2, 1988)

Highest Quarter: 4th Quarter 2000	+1.05%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/2/1988	0.26%	2.16%	2.05%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  Municipal Cash Management Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$144
5 Years	$271
10 Years	$641

                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

                                                                                                                                                                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                                                                                                                                                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                  Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

                                                                                                                                                                                  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                  Performance

                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

                                                                                                                                                                                  Calendar Year Returns as of 12/31 each year
                                                                                                                                                                                  Service Class (Incepted on November 25, 1996)

Highest Quarter: 2nd Quarter 2000	+1.07%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/25/1996	0.31%	2.22%	2.08%

                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                  Tax Information

                                                                                                                                                                                  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                  National Tax-Free Money Market Fund Summary

                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                  The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.45%
1.	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$166
5 Years	$297
10 Years	$680

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class (Incepted on August 3, 1993)

Highest Quarter: 4th Quarter 2000	+1.00%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	8/3/1993	0.16%	2.05%	1.92%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

New Jersey Municipal Money Market Fund Summary

Investment Objective

The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	0.30%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$144
5 Years	$323
10 Years	$841

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New Jersey, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New Jersey individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

New Jersey Municipal Securities Risk. New Jersey's economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class (Incepted on April 5, 1999)

Highest Quarter: 4th Quarter 2000	+0.98%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	4/5/1999	0.25%	2.10%	1.98%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

New York Municipal Money Market Fund Summary

Investment Objective

The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	0.30%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$144
5 Years	$323
10 Years	$841

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments.At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New York, its cities, municipalities, political subdivisions and other public authorities.These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New York individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

New York Municipal Securities Risk. New York's economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class (Incepted on September 24, 2001)

Highest Quarter: 4th Quarter 2006	+0.84%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	Performance Since 9/24/2001
Service Class	9/24/2001	0.18%	2.10%	1.64%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Pennsylvania Municipal Money Market Fund Summary

Investment Objective

The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	0.31%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$144
5 Years	$326
10 Years	$850

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments.At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the Commonwealth of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities.These investments may have fixed, floating, or variable rates of interest.We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Pennsylvania individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Pennsylvania Municipal Securities Risk. Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class (Incepted on August 15, 1991)

Highest Quarter: 4th Quarter 2000	+1.01%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	8/15/1991	0.29%	2.17%	2.03%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Prime Investment Money Market Fund Summary

Investment Objective

The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.55%
1.	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class (Incepted on September 2, 1998)

Highest Quarter: 3rd Quarter 2000	+1.56%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	9/2/1998	0.16%	2.93%	2.72%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.45%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$144
5 Years	$273
10 Years	$650

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class (Incepted on October 1, 1985)

Highest Quarter: 4th Quarter 2000	+1.52%
Lowest Quarter: 1st Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	10/1/1985	0.01%	2.58%	2.52%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.27%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$160
5 Years	$332
10 Years	$829

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class (Incepted on December 3, 1990)

Highest Quarter: 4th Quarter 2000	+1.45%
Lowest Quarter: 1st Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	12/3/1990	0.03%	2.46%	2.41%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment No minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

    how we intend to invest your money; and

      what makes the Fund different from the other Funds offered in this Prospectus.

      This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Government Money Market Fund, Treasury Plus Money Market Fund and the 100% Treasury Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.The investment policies of the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

      Principal Risk Factors

      This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

      About Wells Fargo Advantage Money Market Funds
       All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

      Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S.Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

        Each Fund will seek to maintain a net asset value of $1.00 per share.

          Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

            The dollar-weighted average maturity of each Fund will be 60 days or less.

              The dollar-weighted average final maturity of each Fund will be 120 days or less.

                Each Fund will invest only in U.S. dollar-denominated securities.

                Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

                In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

                Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

                California Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Service Class	Ticker: WFCXX	Fund Number: 253

                Investment Objective

                The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

                Principal Investments

                Under normal circumstances, we invest:

                  exclusively in high-quality, short-term money market instruments; and

                    at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                    We may also invest:

                      any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

                      Principal Investment Strategies

                      We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

                      We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                      We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

California Municipal Securities Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Cash Investment Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/14/1987
Service Class	Ticker: NWIXX	Fund Number: 250

                      Investment Objective

                      The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

                      Principal Investment Strategies

                      We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S.Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Government Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Service Class	Ticker: NWGXX	Fund Number: 743

                      Investment Objective

                      The Government Money Market Fund seeks current income, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

                      Principal Investment Strategies

                      We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

                      Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S. Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Heritage Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/29/1995
Service Class (closed to new investors)	Ticker: WHTXX	Fund Number: 3655

                      Investment Objective

                      The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

                      Principal Investment Strategies

                      We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S. Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	7/1/1992
Service Class	Ticker: WMOXX	Fund Number: 3656

                      Investment Objective

                      The Money Market Fund seeks current income, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances,we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

                      Principal Investment Strategies

                      We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S.Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Service Class	Ticker: WMSXX	Fund Number: 3654

                      Investment Objective

                      The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest:

                        exclusively in high-quality, short-term money market instruments; and

                          at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                          We may also invest:

                            any amount in securities that pay interest subject to the federal AMT.

                            Principal Investment Strategies

                            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                            We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to regular federal income tax.

                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                            The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                            Principal Risk Factors

                            The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                            Municipal Cash Management Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/20/1996
Service Class	Ticker: EISXX	Fund Number: 3657

                            Investment Objective

                            The Municipal Cash Management Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                            Principal Investments

                            Under normal circumstances, we invest:

                              exclusively in high-quality, short-term money market instruments; and

                                at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                We may also invest:

                                  any amount in securities that pay interest subject to federal AMT.

                                  Principal Investment Strategies

                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                  We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to regular federal income tax.

                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                  The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                  Principal Risk Factors

                                  The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                  National Tax-Free Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Service Class	Ticker: MMIXX	Fund Number: 792

                                  Investment Objective

                                  The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

                                  Principal Investments

                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

                                  Principal Investment Strategies

                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                  We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                  The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                  Principal Risk Factors

                                  The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                  New Jersey Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/26/1998
Service Class	Ticker: EJMXX	Fund Number: 233

                                  Investment Objective

                                  The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

                                  Principal Investments

                                  Under normal circumstances, we invest:

                                    exclusively in high-quality, short-term money market instruments; and

                                      at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax , but not necessarily the federal alternative minimum tax (AMT).

                                      We may also invest:

                                        any amount in securities that pay interest subject to federal AMT.

                                        Principal Investment Strategies

                                        We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New Jersey, its cities, municipalities, political subdivisions and other public authorities.We invest principally in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax, but not necessarily federal AMT.These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New Jersey individual income tax.

                                        Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                        The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New Jersey individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                        Principal Risk Factors

                                        The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk New Jersey Municipal Securities Risk Regulatory Risk

                                        These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                        New York Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	9/24/2001
Service Class	Ticker: ENIXX	Fund Number: 4113

                                        Investment Objective

                                        The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

                                        Principal Investments

                                        Under normal circumstances, we invest:

                                          exclusively in high-quality, short-term money market instruments; and

                                            at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                            We may also invest:

                                              any amount in securities that pay interest subject to federal AMT.

                                              Principal Investment Strategies

                                              We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New York, its cities, municipalities, political subdivisions and other public authorities.We invest principally in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New York individual income tax.

                                              Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                              The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New York individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                              Principal Risk Factors

                                              The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk New York Municipal Securities Risk Regulatory Risk

                                              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                              Pennsylvania Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	8/15/1991
Service Class	Ticker: EPAXX	Fund Number: 293

                                              Investment Objective

                                              The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

                                              Principal Investments

                                              Under normal circumstances,we invest:

                                                exclusively in high-quality, short-term money market instruments; and

                                                  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                                  We may also invest:

                                                    any amount in securities that pay interest subject to federal AMT.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the Commonwealth of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Pennsylvania individual income tax.

                                                    Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Pennsylvania individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Pennsylvania Municipal Securities Risk Regulatory Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    Prime Investment Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	9/2/1998
Service Class	Ticker: NWRXX	Fund Number: 791

                                                    Investment Objective

                                                    The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

                                                    Principal Investments

                                                    Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

                                                    Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Foreign Investment Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S.Government Obligations Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    Treasury Plus Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Service Class	Ticker: PRVXX	Fund Number: 454

                                                    Investment Objective

                                                    The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

                                                    Principal Investments

                                                    Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

                                                    Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    100% Treasury Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	12/3/1990
Service Class	Ticker: NWTXX	Fund Number: 8

                                                    Investment Objective

                                                    The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

                                                    Principal Investments

                                                    Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of short-term obligations issued by the U.S. Treasury.

                                                    Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    Description of Principal Investment Risks

                                                    Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                    California Municipal Securities Risk
                                                     Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California is experiencing extreme economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. The economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

                                                    Counter-Party Risk
                                                    When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                    Debt Securities Risk
                                                    Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                    Foreign Investment Risk
                                                    Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                    Issuer Risk
                                                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                    Management Risk
                                                    We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                    Market Risk
                                                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                    Money Market Fund Risk
                                                     Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

                                                    Municipal Securities Risk
                                                    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

                                                    New Jersey Municipal Securities Risk
                                                     Events in New Jersey are likely to affect a Fund's investments in New Jersey municipal securities. Although New Jersey has a relatively diverse economy, its economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

                                                    New York Municipal Securities Risk
                                                     Events in New York are likely to affect a Fund's investments in New York municipal securities. Although New York has a diverse economy, its economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

                                                    Pennsylvania Municipal Securities Risk
                                                     Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

                                                    Regulatory Risk
                                                    Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments will impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

                                                    U.S. Government Obligations Risk
                                                    U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                                                    Portfolio Holdings Information

                                                    A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                    Organization and Management of the Funds

                                                    About Wells Fargo Funds Trust

                                                    The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                    The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                    The Investment Adviser

                                                    Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco,CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund, except the Municipal Cash Management Money Market Fund, the New Jersey Municipal Money Market Fund, the New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund, is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2009.

                                                    For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a percentage of average daily net assets
Wells Fargo Advantage California Municipal Money Market Fund	0.12%
Wells Fargo Advantage Cash Investment Money Market Fund	0.00%
Wells Fargo Advantage Government Money Market Fund	0.00%
Wells Fargo Advantage Heritage Money Market Fund	0.00%
Wells Fargo Advantage Money Market Fund	0.03%
Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	0.11%
Wells Fargo Advantage Municipal Money Market Fund[1]	0.30%
Wells Fargo Advantage National Tax-Free Money Market Fund	0.03%
Wells Fargo Advantage New Jersey Municipal Money Market Fund[1]	0.27%
Wells Fargo Advantage New York Municipal Money Market Fund[1]	0.26%
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund[1]	0.29%
Wells Fargo Advantage Prime Investment Money Market Fund	0.00%
Wells Fargo Advantage Treasury Plus Money Market Fund	0.13%
Wells Fargo Advantage 100% Treasury Money Market Fund	0.28%
1.	Reflects the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor.

                                                    Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                    For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                    Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                    These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                    The Sub-Adviser

                                                    The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

                                                    Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                                    Dormant Multi-Manager Arrangement

                                                    The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund. Under this arrangement, each Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                    Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                    Compensation to Dealers and Shareholders Servicing Agents

                                                    Shareholder Servicing Plan
                                                    The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets for its Service Class shares. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                    Additional Payments to Dealers
                                                     In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                    In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                    Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                    The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                    The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                    More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                    Pricing Fund Shares

                                                    The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

                                                    We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Cash Investment Money Market Government Money Market Heritage Money Market Prime Investment Money Market Treasury Plus Money Market	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
Money Market	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., and 4:00p.m. (ET)

                                                    California Municipal Money Market
                                                    Municipal Money Market
                                                    Municipal Cash Management Money Market
                                                    National Tax-Free Money Market
                                                    New Jersey Municipal Money Market
                                                    New York Municipal Money Market
                                                    Pennsylvania Municipal Money Market

10:00a.m., 12:00p.m. and 4:00p.m. (ET)
100% Treasury Money Market	10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

                                                    Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

                                                    Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

                                                    The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                    How to Open an Account

                                                    You can open a Wells Fargo Advantage Funds account through any of the following means:

                                                      directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

                                                        through a brokerage account with an approved selling agent; or

                                                          through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                          Special Considerations When Investing Through Financial Intermediaries:
                                                           If a financial intermediary purchases shares on your behalf, you should understand the following:

                                                            Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

                                                            Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                                                            Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                            Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                            All Investors Should Understand the Following:

                                                              U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

                                                              Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                Trade Requests. For the benefit of the Funds,we request that trades be placed as early in the day as possible.

                                                                How to Buy Shares

                                                                This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$100,000	No minimum
Buying Shares	Opening an Account	Adding to an Account
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.
By Mail

                                                                  Complete and sign your account application.

                                                                  Mail the application with your check made payable to the Fund to Investor Services at:

                                                                  Regular Mail
                                                                  Wells Fargo Advantage Funds
                                                                  P.O. Box 8266
                                                                  Boston,MA 02266-8266

                                                                  Overnight Only
                                                                  Wells Fargo Advantage Funds
                                                                  c/o Boston Financial Data Services
                                                                  30 Dan Road
                                                                  Canton,MA 02021-2809

                                                                    Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

                                                                    Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

                                                                    A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

                                                                      Complete, sign and mail your account application (refer to the section on buying shares by mail)

                                                                      Provide the following instructions to your financial institution:

                                                                      State Street Bank & Trust
                                                                      Boston, MA
                                                                      Bank Routing Number:ABA 011000028
                                                                      Wire Purchase Account: 9905-437-1
                                                                      Attention: Wells Fargo Advantage Funds
                                                                                        (Name of Fund, Account
                                                                                        Number and any applicable
                                                                                        share class)
                                                                                        Account Name: Provide your
                                                                                        name as registered on the
                                                                                        Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
By Internet

                                                                      A new account may not be opened by
                                                                      Internet unless you have another Wells
                                                                      Fargo Advantage Fund account with your
                                                                      bank information on file. If you do not
                                                                      currently have an account, refer to the
                                                                      section on buying shares by mail or wire.

                                                                        To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

                                                                        Subsequent online purchases have a minimum of $100 and a maximum of $100,000.You may be eligible for an exception to this maximum.Please call Investor Services at 1-800-222-8222 for more information.

                                                                        General Notes for Buying Shares

                                                                          Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

                                                                          Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer,we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

                                                                            No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation,we may direct the undesignated portion or the entire amount, as applicable, into theWells Fargo Advantage Money Market Fund.We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

                                                                            Minimum Initial and Subsequent Investment Waivers. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest. Please refer to the Statement of Additional Information for details on additional minimum initial investment waivers.

                                                                            Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:

                                                                            California Municipal Money Market
                                                                            Municipal Money Market
                                                                            Municipal Cash Management Money Market
                                                                            National Tax-Free Money Market
                                                                            New Jersey Municipal Money Market
                                                                            New York Municipal Money Market
                                                                            Pennsylvania Municipal Money Market

By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
100% Treasury Money Market
By 1:00 p.m. (ET)	Same Business Day
After 1:00 p.m. (ET)	Next Business Day
Money Market
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day
Cash Investment Money Market Government Money Market Heritage Money Market Prime Investment Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

                                                                            How to Sell Shares

                                                                            The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Mail

                                                                              Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write"Full Redemption" to redeem your remaining account balance) to the address below.

                                                                                Make sure all account owners sign the request exactly as their names appear on the account application.

                                                                                  A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

                                                                                  Regular Mail
                                                                                  Wells Fargo Advantage Funds
                                                                                  P.O. Box 8266
                                                                                  Boston, MA 02266-8266
                                                                                  Overnight Only
                                                                                  Wells Fargo Advantage Funds
                                                                                  c/o Boston Financial Data Services
                                                                                  30 Dan Road
                                                                                  Canton, MA 02021-2809

By Wire

                                                                                    To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                      Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                        Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                                                                                          There is a $10 fee for each request.

By Internet

                                                                                          Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Telephone/ Electronic Funds Transfer (EFT)

                                                                                            Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

                                                                                            Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

                                                                                            Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                                                                                            A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

                                                                                            Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                            Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                            Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

                                                                                          Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

                                                                                          General Notes For Selling Shares

                                                                                            Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

                                                                                              Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

                                                                                              Right to Delay Payment. For the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

                                                                                              We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
                                                                                              Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

                                                                                                Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

                                                                                                Redemption in Kind. Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

                                                                                                  Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

                                                                                                    Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends

                                                                                                    California Municipal Money Market
                                                                                                    Municipal Money Market
                                                                                                    Municipal Cash Management Money Market
                                                                                                    National Tax-Free Money Market
                                                                                                    New Jersey Municipal Money Market
                                                                                                    New York Municipal Money Market
                                                                                                    Pennsylvania Municipal Money Market

By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
100% Treasury Money Market
By 1:00 p.m. (ET)
After 1:00 p.m. (ET)
Money Market
By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market Government Money Market Heritage Money Market Prime Investment Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

                                                                                                    How to Exchange Shares

                                                                                                    Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                      In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions: 1) Service Class shares may be exchanged for other Service Class shares, or for any non-money market fund Class A shares.

                                                                                                        An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                          You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                            If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund, which includes a sales load.

                                                                                                              If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                Frequent Purchases and Redemptions of Fund Shares

                                                                                                                Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

                                                                                                                Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

                                                                                                                In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                Account Policies

                                                                                                                Automatic Plans
                                                                                                                 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

                                                                                                                  Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

                                                                                                                  Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

                                                                                                                  Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

                                                                                                                    must have a Fund account valued at $10,000 or more;

                                                                                                                    must have your distributions reinvested.

                                                                                                                   Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

                                                                                                                  It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

                                                                                                                  Advance Notice of Large Transactions
                                                                                                                   We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                  Householding
                                                                                                                   To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                  Small Account Redemptions
                                                                                                                   We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                  Statements and Confirmations
                                                                                                                   Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                  Statement Inquiries
                                                                                                                   Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                  Transaction Authorizations
                                                                                                                   Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                  USA PATRIOT Act
                                                                                                                   In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                  Distributions

                                                                                                                  The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                  We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call 1-800-222-8222.

                                                                                                                    Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                      Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                        Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                          Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                          Taxes

                                                                                                                          The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

                                                                                                                          We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free Fund and the Municipal Money Market Funds, it is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. For the Funds with a state-specific focus, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities, although a portion of such distributions could be subject to a state's AMT.

                                                                                                                          Distributions of ordinary income from the National Tax-Free and Municipal Money Market Funds attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income/franchise taxes. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

                                                                                                                          Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

                                                                                                                          To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                          In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                                                                          As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                                                                          Additional Performance Information

                                                                                                                          This section contains additional information regarding performance of the Funds.The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                          Share Class Performance
                                                                                                                          The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                            Heritage Money Market Fund - Service Class Shares. Service Class shares incepted on June 30, 2010. Performance shown for the Service Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and lower than those of the Service Class shares. The Administrator Class shares annual returns are substantially similar to what the Service Class share returns would be because the Administrator Class and Service Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

                                                                                                                              Money Market Fund - Service Class Shares. Service Class shares incepted on June 30, 2010. Performance shown for the Service Class reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Service Class shares. The Investor Class shares annual returns are substantially similar to what the Service Class share returns would be because the Investor Class and Service Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

                                                                                                                                Municipal Money Market Fund - Service Class Shares. Service Class shares incepted on November 2, 1988. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

                                                                                                                                  Municipal Cash Management Money Market Fund - Service Class Shares. Service Class shares incepted on November 25, 1996. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

                                                                                                                                    New Jersey Municipal Money Market Fund - Service Class Shares. Service Class shares incepted on April 5, 1999. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen New Jersey Municipal Money Market Fund.

                                                                                                                                      New York Municipal Money Market Fund - Service Class Shares. Service Class shares incepted on September 24, 2001. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen New York Municipal Money Market Fund.

                                                                                                                                        Pennsylvania Municipal Money Market Fund - Service Class Shares. Service Class shares incepted on August 15, 1991. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Pennsylvania Municipal Money Market Fund.

                                                                                                                                        A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                        Financial Highlights

                                                                                                                                        The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 12, 2010, the Municipal Money Market Fund acquired the net assets of Evergreen Municipal Money Market Fund, the Municipal Cash Management Money Market Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund, New Jersey Municipal Money Market Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund acquired the net assets of Evergreen New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund acquired the net assets of Evergreen Pennsylvania Municipal Municipal Money Market Fund (the Evergreen Funds, are collectively, the "Acquired Funds"). The financial highlights for the periods prior to the acquisition are those of the Acquired Funds. Total returns represent the rate you would have earned (or lost) on an investment in Acquired Funds (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

                                                                                                                                        California Municipal Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on November 8, 1999

                                                                                                                                        For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.07%	1.43%	2.94%	3.01%	2.18%	1.00%
Gross expenses	0.77%	0.75%	0.73%	0.73%	0.74%	0.66%
Net expenses	0.38%	0.47%	0.45%	0.45%	0.45%	0.45%
Total return	0.06%	1.42%	3.05%	3.06%	2.04%	0.99%
Net assets at end of period (000's omitted)	$397,508	$709,029	$970,945	$500,204	$416,048	$356,093

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.74%	0.73%
Net Expenses	0.35%	0.45%

                                                                                                                                        Cash Investment Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on October 14, 1987

                                                                                                                                        For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.05	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.05	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.01)	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.16%	1.99%	4.64%	4.71%	3.12%	1.26%
Gross expenses	0.56%	0.56%	0.54%	0.54%	0.54%	0.55%
Net expenses	0.46%	0.52%	0.50%	0.50%	0.50%	0.50%
Total return	0.14%	2.02%	4.75%	4.80%	2.92%	1.30%
Net assets at end of period (000's omitted)	$4,015,237	$6,358,514	$7,374,749	$6,328,867	$5,793,762	$6,879,632

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.54%	0.54%
Net Expenses	0.44%	0.50%

                                                                                                                                        Government Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on November 16, 1987

                                                                                                                                        For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	1.31%	4.42%	4.66%	3.13%	1.26%
Gross expenses	0.56%	0.54%	0.54%	0.54%	0.55%	0.55%
Net expenses	0.28%	0.51%	0.50%	0.50%	0.50%	0.50%
Total return	0.01%	1.35%	4.76%	4.76%	2.91%	1.26%
Net assets at end of period (000's omitted)	$4,595,307	$6,342,777	$6,350,025	$5,656,867	$5,230,613	$5,230,613

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.54%	0.53%
Net Expenses	0.26%	0.50%

                                                                                                                                        Heritage Money Market Fund

                                                                                                                                        Administrator Class Shares -Commenced on June 29, 1995

                                                                                                                                        For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	October 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.05	0.05	0.01	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.05	0.05	0.01	0.03
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.05)	(0.05)	(0.01)	(0.03)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.05)	(0.05)	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.17%	2.09%	4.68%	4.80%	3.91%	2.41%
Gross expenses	0.37%	0.38%	0.38%	0.40%	0.40%	0.56
Net expenses	0.33%	0.34%	0.34%	0.38%	0.38%	0.39%
Total return	0.21%	2.19%	4.90%	4.91%	1.29%	2.54%
Net assets at end of period (000's omitted)	$1,201,158	$918,595	$608,865	$287,293	$288,971	$301,694

1	The Fund changed its fiscal year end from October 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.36%	0.37%
Net Expenses	0.32%	0.33%

                                                                                                                                        Money Market Fund

                                                                                                                                        Class A Shares - Commenced on July 1, 1992

                                                                                                                                        For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[2]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.04	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.04	0.04	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.05%	1.75%	4.37%	4.46%	2.96%	1.02%
Gross expenses	0.88%	0.83%	0.81%	0.82%	0.83%	0.87%
Net expenses	0.58%	0.79%	0.76%	0.76%	0.76%	0.76%
Total return	0.04%	1.74%	4.48%	4.54%	2.69%	1.03%
Net assets at end of period (000's omitted)	$5,218,601	$8,894,795	$11,659,129	$8,430,922	$6,580,685	$5,268,694

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.82%	0.80%
Net Expenses	0.53%	0.76%

                                                                                                                                        Municipal Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on November 2, 1988

                                                                                                                                        For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.20%	1.94%	3.28%	3.11%	2.18%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$154,494	$265,655	$363,450	$375,326	$421,551
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%[2]	0.51%[2]	0.52%	0.53%	0.52%
Expenses excluding waivers/reimbursements and expense reductions	0.56%[2]	0.54%[2]	0.55%	0.56%	0.56%
Net investment income	0.23%	1.88%	3.22%	3.06%	2.12%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.44%	0.50%
Expenses excluding waivers/reimbursements and expense reductions	0.54%	0.53%

                                                                                                                                        Municipal Cash Management Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on November 25, 1996

                                                                                                                                        For a share outstanding throughout each period.

	Year Ended February 28,
	2010	2009	2008[1]	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[2]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.20%	1.95%	3.23%	3.21%	2.31%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$564,325	$830,779	$732,031	$676,614	$688,734
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.44%[3]	0.47%[3]	0.46%	0.47%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.48%[3]	0.47%[3]	0.46%	0.47%	0.47%
Net investment income	0.21%	1.85%	3.16%	3.15%	2.24%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.41%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.45%	0.47%

                                                                                                                                        National Tax-Free Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on August 3, 1993

                                                                                                                                        For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.12%	1.47%	3.07%	3.09%	2.23%	1.01%
Gross expenses	0.58%	0.57%	0.55%	0.55%	0.56%	0.55%
Net expenses	0.40%	0.47%	0.45%	0.45%	0.45%	0.45%
Total return	0.10%	1.52%	3.12%	3.13%	2.08%	1.02%
Net assets at end of period (000's omitted)	$1,055,420	$1,875,018	$1,674,047	$1,303,728	$1,160,594	$1,195,511

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.55%	0.55%
Net Expenses	0.38%	0.45%

                                                                                                                                        New Jersey Municipal Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on April 5, 1999

                                                                                                                                        For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.20%	1.63%	3.35%	3.07%	2.13%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$10,684	$19,115	$21,147	$15,313	$9,676
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%[2]	0.58%[2]	0.57%	0.57%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.60%[2]	0.58%[2]	0.57%	0.57%	0.58%
Net investment income	0.21%	1.60%	3.07%	3.02%	2.19%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.42%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.56%

                                                                                                                                        New York Municipal Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on September 24, 2001

                                                                                                                                        For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.14%	1.71%	3.23%	3.18%	2.15%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$9,766	$12,241	$18,163	$60,677	$11,915
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.44%[2]	0.55%[2]	0.56%	0.56%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.58%[2]	0.55%[2]	0.56%	0.56%	0.58%
Net investment income	0.15%	1.69%	3.13%	2.98%	2.26%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.41%	0.53%
Expenses excluding waivers/reimbursements and expense reductions	0.55%	0.53%

                                                                                                                                        Pennsylvania Municipal Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on August 15, 1991

                                                                                                                                        For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23%	1.87%	3.28%	3.14%	2.23%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$30,092	$92,005	$98,539	$62,514	$74,996
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.49%[2]	0.51%[2]	0.52%	0.52%	0.53%
Expenses excluding waivers/reimbursements and expense reductions	0.56%[2]	0.51%[2]	0.52%	0.52%	0.53%
Net investment income	0.31%	1.87%	3.21%	3.10%	2.18%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.46%	0.50%
Expenses excluding waivers/reimbursements and expense reductions	0.53%	0.50%

                                                                                                                                        Prime Investment Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on September 2, 1998

                                                                                                                                        For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.02	0.05	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.02	0.05	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.29%	2.13%	4.87%	5.06%	3.46%	1.87%
Gross expenses	0.27%	0.28%	0.25%	0.26%	0.26%	0.26%
Net expenses	0.22%	0.23%	0.20%	0.20%	0.20%	0.20%
Total return	0.30%	2.22%	4.99%	5.10%	3.23%	1.58%
Net assets at end of period (000's omitted)	$10,124,807	$9,422,441	$7,525,254	$7,088,329	$2,889,532	$3,271,052

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.53%	0.55%
Net Expenses	0.43%	0.55%

                                                                                                                                        Treasury Plus Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on October 1, 1985

                                                                                                                                        For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	0.93%	4.11%	4.61%	2.99%	1.12%
Gross expenses	0.55%	0.56%	0.55%	0.55%	0.55%	0.56%
Net expenses	0.17%	0.41%	0.50%	0.50%	0.50%	0.50%
Total return	0.01%	0.88%	4.14%	4.70%	2.78%	1.17%
Net assets at end of period (000's omitted)	$702,363	$862,686	$1,187,468	$1,283,813	$940,104	$1,205,795

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.54%	0.55%
Net Expenses	0.16%	0.40%

                                                                                                                                        100% Treasury Money Market Fund

                                                                                                                                        Service Class Shares - Commenced on December 3, 1990

                                                                                                                                        For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	February 28, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.04	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	0.74%	3.85%	4.36%	2.89%	1.12%
Gross expenses	0.73%	0.73%	0.73%	0.74%	0.73%	0.68%
Net expenses	0.17%	0.46%	0.50%	0.50%	0.50%	0.50%
Total return	0.03%	0.86%	3.97%	4.44%	2.64%	1.11%
Net assets at end of period (000's omitted)	$8,161,612	$7,641,351	$6,039,209	$4,049,964	$3,581,797	$3,031,989

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.72%	0.72%
Net Expenses	0.16%	0.45%

FOR MORE INFORMATION

More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about
Wells Fargo Advantage Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	090MMS/P1208 ICA Reg. No. 811-09253

Prospectus

July 1, 2010 and July 12, 2010, as amended September 1, 2010

Sweep Class

Wells Fargo Advantage Funds® - Money Market Funds

California Municipal Money Market Fund

Government Money Market Fund

Minnesota Money Market Fund

Municipal Money Market Fund

National Tax-Free Money Market Fund

New Jersey Municipal Money Market Fund

New York Municipal Money Market Fund

Pennsylvania Municipal Money Market Fund

Treasury Plus Money Market Fund

100% Treasury Money Market Fund

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Fund Summaries

A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Funds

Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

Organization and Management of the Funds

Information about the Funds' organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

California Municipal Money Market Fund Summary

Investment Objective

The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.01%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.01%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 1.05%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$103
3 Years	$322
5 Years	$558
10 Years	$1,236

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

California Municipal Securities Risk. California is experiencing extreme economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class (Incepted on June 30, 2010)1

Highest Quarter: 4th Quarter 2000	+0.87%
Lowest Quarter: 4th Quarter 2009	+0.03%
Year-to-date total return as of 3/31/2010 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.10%	1.99%	1.77%
1.	Performance shown for the Sweep Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. If the expenses of the Sweep Class were included, returns would be lower.

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Government Money Market Fund Summary

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	Funds Management has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 1.05%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$318
5 Years	$552
10 Years	$1,225

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class (Incepted on June 30, 2010)1

Highest Quarter: 4th Quarter 2000	+1.54%
Lowest Quarter: 2nd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.04%	2.79%	2.67%
1.	Performance shown for the Sweep Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. If the expenses of the Sweep Class were included, returns would be lower.

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Minnesota Money Market Fund Summary

Investment Objective

The Minnesota Money Market Fund seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.05%
1.	Funds Management has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$107
3 Years	$334
5 Years	$630
10 Years	$1,472

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instrumets. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of the Fund's assets in such obligations. We may also invest any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Minnesota, its cities, municipalities, political subdivisions and other public authorities.These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Minnesota individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity,while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Minnesota Municipal Securities Risk. Minnesota's economy relies significantly on agriculture and the manufacturing of computers, electronics and food products.Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class (Incepted on June 30, 2010)1

Highest Quarter: 2nd Quarter 2007	+0.75%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/14/2000
Sweep Class	6/30/2010	0.10%	1.77%	1.50%
1.	Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. If the expenses of the Sweep Class were included, returns would be lower.

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Money Market Fund Summary

Investment Objective

The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.28%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.05%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$107
3 Years	$334
5 Years	$607
10 Years	$1,387

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to the federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year
Sweep Class (Incepted on June 30, 2000)

Highest Quarter: 2nd Quarter 2000	+0.96%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2000	0.04%	1.63%	1.49%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	Funds Management has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 1.05%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$318
5 Years	$552
10 Years	$1,225

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class (Incepted on June 30, 2010)1

Highest Quarter: 4th Quarter 2000	+1.00%
Lowest Quarter: 3rd Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.07%	1.87%	1.73%
1.	Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. If the expenses of the Sweep Class were included, returns would be lower.

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

New Jersey Municipal Money Market Fund Summary

Investment Objective

The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.05%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$107
3 Years	$334
5 Years	$614
10 Years	$1,412

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New Jersey, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New Jersey individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

New Jersey Municipal Securities Risk. New Jersey's economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class (Incepted on June 30, 2000)

Highest Quarter: 2nd Quarter 2000	+0.90%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2000	0.04%	1.57%	1.42%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

New York Municipal Money Market Fund Summary

Investment Objective

The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.05%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$107
3 Years	$334
5 Years	$614
10 Years	$1,412

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments.At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New York, its cities, municipalities, political subdivisions and other public authorities.These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New York individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

New York Municipal Securities Risk. New York's economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class (Incepted on September 24, 2001)

Highest Quarter: 4th Quarter 2006	+0.69%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	Performance Since 9/24/2001
Sweep Class	9/24/2001	0.03%	1.58%	1.10%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Pennsylvania Municipal Money Market Fund Summary

Investment Objective

The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.05%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$107
3 Years	$334
5 Years	$616
10 Years	$1,421

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments.At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the Commonwealth of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities.These investments may have fixed, floating, or variable rates of interest.We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Pennsylvania individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Pennsylvania Municipal Securities Risk. Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class (Incepted on June 30, 2000)

Highest Quarter: 2nd Quarter 2000	+0.99%
Lowest Quarter: 4th Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2000	0.05%	1.63%	1.49%

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	Funds Management has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 1.05%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$318
5 Years	$552
10 Years	$1,225

Principal Investment Strategies

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class (Incepted on June 30, 2010)1

Highest Quarter: 4th Quarter 2000	+1.52%
Lowest Quarter: 1st Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.01%	2.47%	2.38%
1.	Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. If the expenses of the Sweep Class were included, returns would be lower.

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.05%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$107
3 Years	$334
5 Years	$607
10 Years	$1,387

Principal Investment Strategies

Under normal circumstances,we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

Principal Investment Risks

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class (Incepted on June 30, 2010)1

Highest Quarter: 4th Quarter 2000	+1.45%
Lowest Quarter: 1st Quarter 2009	+0.00%
Year-to-date total return as of 3/31/2010 is +0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.03%	2.46%	2.41%
1.	Performance shown for the Sweep Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. If the expenses of the Sweep Class were included, returns would be lower.

Fund Management

Investment Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Investments Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

    how we intend to invest your money; and

      what makes the Fund different from the other Funds offered in this Prospectus.

      This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Government Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund dislcosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

      Principal Risk Factors

      This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

      About Wells Fargo Advantage Money Market Funds
       All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

      Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S.Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

        Each Fund will seek to maintain a net asset value of $1.00 per share.

          Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

            The dollar-weighted average maturity of each Fund will be 60 days or less.

              The dollar-weighted average final maturity of each Fund will be 120 days or less.

                Each Fund will invest only in U.S. dollar-denominated securities.

                Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

                In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

                Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

                California Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Sweep Class	Fund Number: 3921

                Investment Objective

                The California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

                Principal Investments

                Under normal circumstances, we invest:

                  exclusively in high-quality, short-term money market instruments; and

                    at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                    We may also invest:

                      any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

                      Principal Investment Strategies

                      We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

                      We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                      We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

California Municipal Securities Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Government Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Sweep Class	Fund Number: 3929

                      Investment Objective

                      The Government Money Market Fund seeks current income, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

                      Principal Investment Strategies

                      We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

                      Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk U.S. Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Minnesota Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	8/14/2000
Sweep Class	Fund Number: 3922

                      Investment Objective

                      The Minnesota Money Market Fund seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.

                      Principal Investments

                      Under normal circumstances, we invest:

                        exclusively in high-quality, short-term money market instruments ; and

                          at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of the Fund's assets in such obligations.

                          We may also invest:

                            any amount in securities that pay interest subject to federal AMT.

                            Principal Investment Strategies

                            We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Minnesota, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Minnesota individual income tax and regular federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Minnesota individual income tax.

                            Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                            The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Minnesota individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                            Principal Risk Factors

                            The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Minnesota Municipal Securities Risk Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                            Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Sweep Class	Fund Number: 3654

                            Investment Objective

                            The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

                            Principal Investments

                            Under normal circumstances, we invest:

                              exclusively in high-quality, short-term money market instruments; and

                                at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                We may also invest:

                                  any amount in securities that pay interest subject to the federal AMT.

                                  Principal Investment Strategies

                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                  We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to regular federal income tax.

                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                  The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                  Principal Risk Factors

                                  The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                  National Tax-Free Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Sweep Class	Fund Number: 3930

                                  Investment Objective

                                  The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

                                  Principal Investments

                                  Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

                                  Principal Investment Strategies

                                  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

                                  We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

                                  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                  The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                  Principal Risk Factors

                                  The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Regulatory Risk

                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                  New Jersey Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/30/2000
Sweep Class	Fund Number: 533

                                  Investment Objective

                                  The New Jersey Municipal Money Market Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

                                  Principal Investments

                                  Under normal circumstances, we invest:

                                    exclusively in high-quality, short-term money market instruments; and

                                      at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax , but not necessarily the federal alternative minimum tax (AMT).

                                      We may also invest:

                                        any amount in securities that pay interest subject to federal AMT.

                                        Principal Investment Strategies

                                        We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New Jersey, its cities, municipalities, political subdivisions and other public authorities.We invest principally in municipal obligations that pay interest exempt from New Jersey individual income tax and regular federal income tax, but not necessarily federal AMT.These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New Jersey individual income tax.

                                        Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                        The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New Jersey individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                        Principal Risk Factors

                                        The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk New Jersey Municipal Securities Risk Regulatory Risk

                                        These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                        New York Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	9/24/2001
Sweep Class	Fund Number: 4007

                                        Investment Objective

                                        The New York Municipal Money Market Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

                                        Principal Investments

                                        Under normal circumstances, we invest:

                                          exclusively in high-quality, short-term money market instruments; and

                                            at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                            We may also invest:

                                              any amount in securities that pay interest subject to federal AMT.

                                              Principal Investment Strategies

                                              We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the State of New York, its cities, municipalities, political subdivisions and other public authorities.We invest principally in municipal obligations that pay interest exempt from New York individual income tax and regular federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and New York individual income tax.

                                              Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                              The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to New York individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                              Principal Risk Factors

                                              The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk New York Municipal Securities Risk Regulatory Risk

                                              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                              Pennsylvania Municipal Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/30/2000
Sweep Class	Fund Number: 593

                                              Investment Objective

                                              The Pennsylvania Municipal Money Market Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

                                              Principal Investments

                                              Under normal circumstances,we invest:

                                                exclusively in high-quality, short-term money market instruments; and

                                                  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT).

                                                  We may also invest:

                                                    any amount in securities that pay interest subject to federal AMT.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the Commonwealth of Pennsylvania, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Pennsylvania individual income tax and regular federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and Pennsylvania individual income tax.

                                                    Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Pennsylvania individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk Market Risk	Money Market Fund Risk Municipal Securities Risk Pennsylvania Municipal Securities Risk Regulatory Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    Treasury Plus Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Sweep Class	Fund Number: 3928

                                                    Investment Objective

                                                    The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

                                                    Principal Investments

                                                    Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

                                                    Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    100% Treasury Money Market Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	12/3/1990
Sweep Class	Fund Number: 3927

                                                    Investment Objective

                                                    The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

                                                    Principal Investments

                                                    Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

                                                    Principal Investment Strategies

                                                    We actively manage a portfolio of short-term obligations issued by the U.S. Treasury.

                                                    Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

                                                    Principal Risk Factors

                                                    The Fund is primarily subject to the risks mentioned below.

Debt Securities Risk Issuer Risk Management Risk	Market Risk Money Market Fund Risk Regulatory Risk

                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                    Description of Principal Investment Risks

                                                    Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                    California Municipal Securities Risk
                                                     Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California is experiencing extreme economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. The economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

                                                    Counter-Party Risk
                                                    When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                    Debt Securities Risk
                                                    Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                    Issuer Risk
                                                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                    Management Risk
                                                    We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                    Market Risk
                                                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                    Minnesota Municipal Securities Risk
                                                    Events in Minnesota are likely to affect a Fund's investments in Minnesota municipal securities. Although Minnesota has a relatively diverse economy, its economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

                                                    Money Market Fund Risk
                                                     Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

                                                    Municipal Securities Risk
                                                    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

                                                    New Jersey Municipal Securities Risk
                                                     Events in New Jersey are likely to affect a Fund's investments in New Jersey municipal securities. Although New Jersey has a relatively diverse economy, its economy relies significantly on the financial industry, construction, service industries, the pharmaceuticals industry and manufacturing. Adverse conditions affecting any of these areas could have a disproportionate impact on New Jersey municipal securities.

                                                    New York Municipal Securities Risk
                                                     Events in New York are likely to affect a Fund's investments in New York municipal securities. Although New York has a diverse economy, its economy relies significantly on the financial industry, travel, tourism, service industries, and the manufacturing of published goods, apparel, chemicals, food products, furniture, machinery, paper products, and textiles. Adverse conditions affecting any of these areas could have a disproportionate impact on New York municipal securities.

                                                    Pennsylvania Municipal Securities Risk
                                                     Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

                                                    Regulatory Risk
                                                    Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments will impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

                                                    U.S. Government Obligations Risk
                                                    U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                                                    Portfolio Holdings Information

                                                    A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                    Organization and Management of the Funds

                                                    About Wells Fargo Funds Trust

                                                    The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                    The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                    The Investment Adviser

                                                    Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco,CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund, except the New Jersey Municipal Money Market Fund, the New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund, is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2009.

                                                    For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a percentage of average daily net assets
Wells Fargo Advantage California Municipal Money Market Fund	0.12%
Wells Fargo Advantage Government Money Market Fund	0.00%
Wells Fargo Advantage Minnesota Money Market Fund	0.15%
Wells Fargo Advantage Municipal Money Market Fund[1]	0.30%
Wells Fargo Advantage National Tax-Free Money Market Fund	0.03%
Wells Fargo Advantage New Jersey Municipal Money Market Fund[1]	0.27%
Wells Fargo Advantage New York Municipal Money Market Fund[1]	0.26%
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund[1]	0.29%
Wells Fargo Advantage Treasury Plus Money Market Fund	0.13%
Wells Fargo Advantage 100% Treasury Money Market Fund	0.28%
1.	Reflects the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor.

                                                    Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                    For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                    Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                    These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                    The Sub-Adviser

                                                    The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

                                                    Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                                    Dormant Multi-Manager Arrangement

                                                    The Board has adopted a "multi-manager" arrangement for the Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund. Under this arrangement, each Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                    Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                    Compensation to Dealers and Shareholders Servicing Agents

                                                    Distribution Plan
                                                     The Funds have adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Sweep Class shares of the Funds pay an annual fee of 0.35% of average daily net assets.

                                                    Shareholder Servicing Plan
                                                    The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                    Additional Payments to Dealers
                                                     In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                    In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                    Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                    The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                    The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                    More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                    Pricing Fund Shares

                                                    The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

                                                    We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Government Money Market Treasury Plus Money Market	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)

                                                    California Municipal Money Market
                                                    Minnesota Money Market
                                                    Municipal Money Market
                                                    National Tax-Free Money Market
                                                    New Jersey Municipal Money Market
                                                    New York Municipal Money Market
                                                    Pennsylvania Municipal Money Market

10:00a.m., 12:00p.m. and 4:00p.m. (ET)
100% Treasury Money Market	10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

                                                    Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

                                                    Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

                                                    The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

                                                    How to Buy Shares

                                                    You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

                                                    General Notes for Buying Shares

                                                      Minimum Investments. Fund shares have no minimum initial or subsequent purchase requirements.

                                                        Earnings Distributions. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:

                                                        California Municipal Money Market
                                                        Minnesota Money Market
                                                        Municipal Money Market
                                                        National Tax-Free Money Market
                                                        New Jersey Municipal Money Market
                                                        New York Municipal Money Market
                                                        Pennsylvania Municipal Money Market

By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
100% Treasury Money Market
By 1:00 p.m. (ET)	Same Business Day
After 1:00 p.m. (ET)	Next Business Day
Government Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

                                                        How to Sell Shares

                                                        Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance to the terms of your customer account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your customer account by your shareholder servicing agent. The Funds do not charge redemption fees.

                                                        General Notes For Selling Shares

                                                          Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

                                                            Right to Delay Payment. For the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

                                                            We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

                                                            Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

                                                              Redemption in Kind. Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                              Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

                                                                Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends

                                                                California Municipal Money Market
                                                                Minnesota Money Market
                                                                Municipal Money Market
                                                                National Tax-Free Money Market
                                                                New Jersey Municipal Money Market
                                                                New York Municipal Money Market
                                                                Pennsylvania Municipal Money Market

By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
100% Treasury Money Market
By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Treasury Plus Money Market
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

                                                                Frequent Purchases and Redemptions of Fund Shares

                                                                Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

                                                                Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

                                                                In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                Account Policies

                                                                Advance Notice of Large Transactions
                                                                 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                Householding
                                                                 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                USA PATRIOT Act
                                                                 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                Distributions

                                                                The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

                                                                Taxes

                                                                The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free and Minnesota Money Market Funds, as well as the Municipal Money Market Funds, it is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. For Funds with a state-specific focus, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities, although a portion of such distributions could be subject to a state's AMT.

                                                                Distributions of ordinary income from the National Tax-Free and Minnesota Money Market Funds, as well as the Municipal Money Market Funds attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

                                                                Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

                                                                To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                Additional Performance Information

                                                                This section contains additional information regarding performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                Share Class Performance
                                                                The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                  California Municipal Money Market Fund - Sweep Class Shares. Sweep Class shares incepted on June 30, 2010. Performance shown for the Sweep Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Service Class shares annual returns are substantially similar to what the Sweep Class share returns would be because the Service Class and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

                                                                    Government Money Market Fund - Sweep Class Shares. Sweep Class shares incepted on June 30, 2010. Performance shown for the Sweep Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Service Class shares annual returns are substantially similar to what the Sweep Class share returns would be because the Service Class and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

                                                                      Minnesota Money Market Fund - Sweep Class Shares. Sweep Class shares incepted on June 30, 2010. Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Class A shares annual returns are substantially similar to what the Sweep Class share returns would be because the Class A and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

                                                                        Municipal Money Market Fund - Sweep Class Shares. Sweep Class shares incepted on June 30, 2000. Historical performance shown for the Sweep Class prior to its inception is based on the performance of the Class A, the original class offered, and have not been adjusted to reflect the higher expenses applicable to the Sweep Class. If these returns had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

                                                                          National Tax-Free Money Market Fund - Sweep Class Shares. Sweep Class shares incepted on June 30, 2010 and Class A shares incepted on July 28, 2003. Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Class A shares annual returns are substantially similar to what the Sweep Class share returns would be because the Class A and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses. Performance shown prior to the inception of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                                                                            New Jersey Municipal Money Market Fund - Sweep Class  Shares. Sweep Class shares incepted on June 30, 2000. Historical performance shown for the Sweep Class prior to its inception is based on the performance of Class A, the original class offered, and have not been adjusted to reflect the higher expenses applicable to the Sweep Class. If these returns had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen New Jersey Municipal Money Market Fund.

                                                                              New York Municipal Money Market Fund - Sweep Class Shares. Sweep Class shares incepted on September 24, 2001. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen New York Municipal Money Market Fund.

                                                                                Pennsylvania Municipal Money Market Fund - Sweep Class Shares. Sweep Class shares incepted on June 30, 2000. Historical performance shown for the Sweep Class prior to its inception is based on the performance of the Service Class, the original class offered, and have not been adjusted to reflect the higher expenses applicable to the Sweep Class. If these returns had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 9, 2010 is based on the performance of the Fund's predecessor, Evergreen Pennsylvania Municipal Money Market Fund.

                                                                                  Treasury Plus Money Market Fund - Sweep Class Shares. Sweep Class shares incepted on June 30, 2010. Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Class A shares annual returns are substantially similar to what the Sweep Class share returns would be because the Class A and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

                                                                                    100% Treasury Money Market Fund - Sweep Class Shares. Sweep Class shares incepted on June 30, 2010. Performance shown for the Sweep Class reflects the performance of the Service Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares.The Service Class shares annual returns are substantially similar to what the Sweep Class share returns would be because the Service Class and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

                                                                                    A Fund's past performance is no guarantee of future results.A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                    Financial Highlights

                                                                                    The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 12, 2010, the Municipal Money Market Fund acquired the net assets of Evergreen Municipal Money Market Fund, New Jersey Municipal Money Market Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund acquired the net assets of Evergreen New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund acquired the net assets of Evergreen Pennsylvania Municipal Municipal Money Market Fund (the Evergreen Funds, are collectively, the "Acquired Funds"). The financial highlights for the periods prior to the acquisition are those of the Acquired Funds. Total returns represent the rate you would have earned (or lost) on an investment in Acquired Funds (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

                                                                                    California Municipal Money Market Fund

                                                                                    Class A Shares - Commenced on January 1, 1992

                                                                                    For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	1.19%	2.79%	2.81%	2.01%	0.78%
Gross expenses	0.87%	0.85%	0.83%	0.84%	0.84%	0.84%
Net expenses	0.44%	0.66%	0.65%	0.65%	0.65%	0.65%
Total return	0.02%	1.22%	2.85%	2.85%	1.85%	0.79%
Net assets at end of period (000's omitted)	$1,948,313.00	$3,291,922.00	$3,837,463.00	$3,064,445.00	$2,552,430.00	$2,423,170.00

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.83%	0.84%
Net Expenses	0.40%	0.65%

                                                                                    Government Money Market Fund

                                                                                    Class A Shares - Commenced on November 8, 1999

                                                                                    For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	1.29%	4.39%	4.57%	3.13%	1.17%
Gross expenses	0.65%	0.64%	0.64%	0.64%	0.65%	0.65%
Net expenses	0.28%	0.64%	0.64%	0.64%	0.65%	0.65%
Total return	0.01%	1.22%	4.38%	4.61%	2.78%	1.11%
Net assets at end of period (000's omitted)	$777,462	$1,101,904	$1,921,647	$2,866,700	$1,224,209	$566,832

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.63%	0.63%
Net Expenses	0.26%	0.63%

                                                                                    Minnesota Money Market Fund

                                                                                    Class A Shares - Commenced on August 14, 2000

                                                                                    For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[2]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.03%	1.22%	2.71%	2.73%	1.90%	0.66%
Gross expenses	0.95%	0.90%	0.88%	0.90%	0.88%	0.89%
Net expenses	0.49%	0.82%	0.80%	0.80%	0.80%	0.80%
Total return	0.08%	1.24%	2.77%	2.78%	1.75%	0.68%
Net assets at end of period (000's omitted)	$135,533	$179,690	$182,601	$118,011	$138,917	$119,148

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.91%	0.88%
Net Expenses	0.46%	0.80%

                                                                                    Municipal Money Market Fund

                                                                                    Sweep Class Shares - Commenced on June 30, 2000

                                                                                    For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.02	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.01)	(0.03)	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	1.34%	2.67%	2.50%	1.57%
Ratios and supplemental data
Net assets, end of period (millions)	$3,527	$2,486	$1,732	$337	$315
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%[2]	1.11%[2]	1.12%	1.13%	1.12%
Expenses excluding waivers/reimbursements and expense reductions	1.15%[2]	1.15%[2]	1.15%	1.16%	1.16%
Net investment income	0.03%	1.29%	2.50%	2.46%	1.54%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.61%	1.09%
Expenses excluding waivers/reimbursements and expense reductions	1.14%	1.13%

                                                                                    National Tax-Free Money Market Fund

                                                                                    Service Class Shares - Commenced on August 3, 1993

                                                                                    For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31, 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.03	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.03	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.12%	1.47%	3.07%	3.09%	2.23%	1.01%
Gross expenses	0.58%	0.57%	0.55%	0.55%	0.56%	0.55%
Net expenses	0.40%	0.47%	0.45%	0.45%	0.45%	0.45%
Total return	0.10%	1.52%	3.12%	3.13%	2.08%	1.02%
Net assets at end of period (000's omitted)	$1,055,420	$1,875,018	$1,674,047	$1,303,728	$1,160,594	$1,195,511

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.55%	0.55%
Net Expenses	0.38%	0.45%

                                                                                    New Jersey Municipal Money Market Fund

                                                                                    Sweep Class Shares - Commenced on June 30, 2000

                                                                                    For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.01	0.03	0.02	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.01)	(0.03)	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	1.03%	2.73%	2.46%	1.54%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$213,330	$225,386	$210,726	$168,806	$162,227
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%[2]	1.17%[2]	1.17%	1.17%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.19%[2]	1.18%[2]	1.17%	1.17%	1.18%
Net investment income	0.03%	1.00%	2.48%	2.42%	1.51%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.60%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.16%

                                                                                    New York Municipal Money Market Fund

                                                                                    Sweep Class Shares - Commenced on September 24, 2001

                                                                                    For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.01	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.01)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	1.12%	2.61%	2.57%	1.54%
Ratios and supplemental data
Net assets, end of period (000's omitted)	$404,142	$357,605	$273,501	$249,845	$245,347
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.53%[2]	1.14%[2]	1.16%	1.16%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.17%[2]	1.16%[2]	1.16%	1.16%	1.17%
Net investment income	0.03%	1.06%	2.54%	2.41%	1.46%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 31, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.51%	1.12%
Expenses excluding waivers/reimbursements and expense reductions	1.15%	1.13%

                                                                                    Pennsylvania Municipal Money Market Fund

                                                                                    Sweep Class Shares - Commenced on June 30, 2000

                                                                                    For a share outstanding throughout each period.

	Year Ended January 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.01	0.03	0.02	0.02
Distributions to shareholders from
Net investment income	0[1]	(0.01)	(0.03)	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	1.26%	2.66%	2.53%	1.62%
Ratios and supplemental data
Net assets, end of period (000's omitted))	$157,251	$176,237	$157,771	$113,518	$109,061
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%[2]	1.10%[2]	1.12%	1.12%	1.13%
Expenses excluding waivers/reimbursements and expense reductions	1.15%[2]	1.11%[2]	1.12%	1.12%	1.13%
Net investment income	0.04%	1.23%	2.60%	2.50%	1.63%

1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Jan. 31, 2010	Jan. 21, 2009
Expenses including waivers/reimbursements but excluding expense reductions	0.64%	1.09%
Expenses excluding waivers/reimbursements and expense reductions	1.12%	1.10%

                                                                                    Treasury Plus Money Market Fund

                                                                                    Service Class Shares - Commenced on October 1, 1985

                                                                                    For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.05	0.03	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Distributions from unrealized net gain	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	0.93%	4.11%	4.61%	2.99%	1.12%
Gross expenses	0.55%	0.56%	0.55%	0.55%	0.55%	0.56%
Net expenses	0.17%	0.41%	0.50%	0.50%	0.50%	0.50%
Total return	0.01%	0.88%	4.14%	4.70%	2.78%	1.17%
Net assets at end of period (000's omitted)	$702,363	$862,686	$1,187,468	$1,283,813	$940,104	$1,205,795

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.54%	0.55%
Net Expenses	0.16%	0.40%

                                                                                    100% Treasury Money Market Fund

                                                                                    Class A Shares - Commenced on November 8, 1999

                                                                                    For a share outstanding throughout each period.

For the period ended:	February 28, 2010	February 28, 2009	February 28, 2008	February 28, 2007	February 28, 2006[1]	March 31 2005
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.01	0.04	0.04	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.00[2]	0.01	0.04	0.04	0.02	0.01
Less distributions:
Distributions from net investment income	0.00[2]	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)
Distributions from unrealized net gain	0.00[2]	0.00[2]	0.00	0.00	0.00	0.00
Total distributions	0.00[2]	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Ratio to Average Net Assets (Annualized):
Net investment income (loss)	0.01%	0.68%	3.75%	4.23%	2.72%	0.94%
Gross expenses	0.80%	0.83%	0.83%	0.84%	0.83%	0.86%
Net expenses	0.18%	0.58%	0.65%	0.65%	0.65%	0.65%
Total return	0.03%	0.74%	3.81%	4.29%	2.50%	0.96%
Net assets at end of period (000's omitted)	$272,399	$306,451	$298,220	$256,430	$201,384	$160,233

1	The Fund changed its fiscal year end from March 31 to February 28.
2	Amount is less than $0.005.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:

For the Period Ended:	Feb. 28, 2010	Feb. 28, 2009
Gross Expenses	0.80%	0.82%
Net Expenses	0.17%	0.57%

                                                                                    FOR MORE INFORMATION

                                                                                    More information on a Fund is available free upon request, including the following documents:

                                                                                    Statement of Additional Information (SAI)
                                                                                    Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                    Annual/Semi-Annual Reports
                                                                                    Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                    To obtain copies of the above documents or for more information about
                                                                                    Wells Fargo Advantage Funds, contact us:

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                                                                                    By mail:
                                                                                    Wells Fargo Advantage Funds
                                                                                    P.O. Box 8266
                                                                                    Boston, MA 02266-8266

                                                                                    On the Internet:
                                                                                    www.wellsfargo.com/advantagefunds

                                                                                    From the SEC:
                                                                                    Visit the SEC's Public Reference Room in Washington,
                                                                                    DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                    To obtain information for a fee, write or email:
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                                                                                    Washington, DC 20549-0102
                                                                                    publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	090MMSW/P1215 ICA Reg. No. 811-09253